                           CALAMOS(R) FAMILY OF FUNDS

                         SUPPLEMENT DATED APRIL 2, 2003
          TO STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2002,
                  AS PREVIOUSLY SUPPLEMENTED ON JANUARY 3, 2003
                              AND JANUARY 31, 2003

         Effective immediately, the section entitled "Investment Practices - Options on Securities, Indexes and Currencies" beginning on page 8 of the Statement of Additional Information is deleted and is replaced with the following:

OPTIONS ON SECURITIES, INDEXES AND CURRENCIES

         Each Fund may purchase and sell put options and call options on securities, indexes or foreign currencies. A Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving such Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.

         Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC currently takes the position that OTC options purchased by a fund, and portfolio securities "covering" the amount of a fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a fund's limitation on investing no more than 10% of its net assets (or 15% in the case of Global Convertible Fund) in illiquid securities.

         Each Fund may also purchase and sell options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option or an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making upon the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

         A Fund will write call options and put options only if they are "covered." For example, a call option written by a Fund will require such Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require such Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires such Fund to segregate cash or liquid assets equal to the exercise price.

         OTC options entered into by a Fund and OCC issued and exchange listed index options will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, such Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and such Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

         If an option written by a Fund expires, such Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, such Fund realizes a capital loss equal to the premium paid.

         A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, such Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, such Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         A put or call option purchased by a Fund is an asset of such Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.


RISKS ASSOCIATED WITH OPTIONS

         There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The ability of a Fund to utilize options successfully will depend on Calamos' ability to predict pertinent market investments, which cannot be assured.

         A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. If a Fund were unable to close out an option that it has purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, a Fund foregoes, during the option's life, the opportunity to profit from currency appreciation.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty (as described above under "Options on Securities, Indexes and Currencies") fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Calamos must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied.

         Each Fund may purchase and sell call options on securities indices and currencies. All calls sold by a Fund must be "covered." Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes such Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a fund to hold a security or instrument which it might otherwise have sold. Each Fund may purchase and sell put options on securities indices and currencies. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.



                  Retain this supplement for future reference.

STATEMENT OF ADDITIONAL INFORMATION                               AUGUST 1, 2002


                           CALAMOS(R) FAMILY OF FUNDS
CONVERTIBLE FUND
CONVERTIBLE GROWTH AND INCOME FUND
MARKET NEUTRAL FUND
GROWTH FUND
GLOBAL CONVERTIBLE FUND
HIGH YIELD FUND
MID CAP VALUE FUND

================================================================================

1111 East Warrenville Road
Naperville, Illinois  60563-1493
(630) 245-7200
Toll Free:  (800) 8-CFS-FUND (800/823-7386)

            This Statement of Additional Information relates to CALAMOS(R) Convertible Fund, CALAMOS(R) Convertible Growth and Income Fund, CALAMOS(R) Market Neutral Fund, CALAMOS(R) Growth Fund, CALAMOS(R) Global Convertible Fund, CALAMOS(R) High Yield Fund and CALAMOS(R) Mid Cap Value Fund (the "Funds"), each of which is a series of Calamos Investment Trust (the "Trust"). It is not a prospectus, but provides information that should be read in conjunction with the Funds' prospectus dated the same date as this Statement of Additional Information and any supplements thereto. Audited financial statements for the Trust for the fiscal year ended March 31, 2002 are incorporated herein by reference from the Trust's annual report to shareholders. The prospectus and the annual report may be obtained without charge by writing or telephoning the Funds at the address or telephone numbers set forth above.

                                TABLE OF CONTENTS
                                                                            Page

The Trust and the Funds.......................................................2
Investment Objectives.........................................................2
Investment Practices..........................................................2
Investment Restrictions......................................................17
Management...................................................................19
Investment Advisory Services.................................................24
Distribution Plan............................................................26
Purchasing And Redeeming Shares..............................................27
Performance Information......................................................37
Distributor..................................................................44
Portfolio Transactions.......................................................45
Taxation.....................................................................48
Allocation Among Funds.......................................................49
Certain Shareholders.........................................................49
Custodian and Transfer Agent.................................................61
Independent Auditors.........................................................61
General Information..........................................................61
Financial Statements.........................................................62
Appendix -- Description of Bond Ratings.....................................A-1

                             THE TRUST AND THE FUNDS

            Each Fund is a series of Calamos Investment Trust (the "Trust"), which was organized as a Massachusetts business trust on December 21, 1987. Each Fund is an open-end, diversified management investment company. Prior to June 23, 1997 the name of the trust was CFS Investment Trust. Market Neutral Fund was named "Strategic Income Fund" prior to July 30, 1999. Prior to August 1, 2000, Convertible Growth and Income Fund was named "Growth and Income Fund" and Global Convertible Fund was named "Global Growth and Income Fund."

                              INVESTMENT OBJECTIVES

            Each Fund's investment objective is shown below:

            CONVERTIBLE FUND seeks current income. Growth is a secondary objective that the Fund also considers when consistent with its objective of current income. Under normal circumstances, the Convertible Fund will invest at least 80% of its net assets (plus any borrowings) in convertible securities.

            CONVERTIBLE GROWTH AND INCOME FUND seeks high long-term total return through capital appreciation and current income derived from a diversified portfolio of convertible, equity and fixed-income securities. Under normal circumstances, the Convertible Growth and Income Fund will invest at least 80% of its net assets (plus any borrowings) in convertible securities.

            MARKET NEUTRAL FUND seeks high current income consistent with stability of principal, primarily through investment in convertible securities and employing short selling to enhance income and hedge against market risk.

            GROWTH FUND seeks long-term capital growth.

            GLOBAL CONVERTIBLE FUND seeks high long-term total return through capital appreciation and current income derived from a globally diversified portfolio of convertible, equity and fixed-income securities. Under normal circumstances, the Global Convertible Fund will invest at least 80% of its net assets (plus any borrowings) in convertible securities.

            HIGH YIELD FUND seeks the highest level of current income obtainable consistent with reasonable risk. As a secondary objective the Fund seeks capital gain where consistent with its primary objective. Under normal circumstances, the High Yield Fund will invest at least 80% of its net assets (plus any borrowings) in high yield, fixed-income securities (junk bonds).

            MID CAP VALUE FUND seeks long-term capital growth. Under normal circumstances, the Mid Cap Value Fund will invest at least 80% of its net assets (plus any borrowings) in the stocks of mid-capitalization companies determined at the time of investment.

            Each of the Convertible Fund, Convertible Growth and Income Fund, Global Convertible Fund, High Yield Fund and Mid Cap Value Fund will notify shareholders at least 60 days prior to any change in its 80% policy.

                              INVESTMENT PRACTICES

            The prospectus contains information concerning each Fund's investment objective and principal investment strategies and risks. This SAI provides additional information concerning certain securities and strategies used by the Funds and their associated risks.

            In pursuing its investment objective, each Fund will invest as described below and in the prospectus.

CONVERTIBLE SECURITIES

            Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form.

            The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of the convertible security typically will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

            If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

SYNTHETIC CONVERTIBLE SECURITIES

            The investment manager may create a "synthetic" convertible security by combining fixed income securities with the right to acquire equity securities. More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the true convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when management believes that such a combination would better promote the Fund's investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, the Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions. For the Convertible Fund, Convertible Growth and Income Fund and Global Convertible Fund, each Fund's holdings of synthetic convertible securities are considered convertible securities for purposes of each Fund's policy to invest at least 80% of its net assets (plus any borrowings) in convertible securities.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the fixed-income component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

            The Funds may also purchase synthetic convertible securities manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security, however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.

DEBT SECURITIES

            In pursuing its investment objective, each Fund may invest in convertible and non-convertible debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation, a division of The McGraw-Hill Companies, or Ba or lower by Moody's Investor Services, Inc.) and securities that are not rated but are considered by the investment manager to be of similar quality. There are no restrictions as to the ratings of debt securities acquired by a Fund or the portion of a Fund's assets that may be invested in debt securities in a particular ratings category, except that no Fund other than the High Yield Fund will acquire a security rated below C.

            Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

            Achievement by each Fund of its investment objective(s) will be more dependent on the investment manager's credit analysis than would be the case if the Fund were investing in higher-quality debt securities. Because the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, the investment manager employs its own credit research and analysis. These analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

            Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

RULE 144A SECURITIES

            Each Fund may purchase securities that have been privately placed but that are eligible for purchase and sale by certain qualified institutional buyers, such as the Funds, under Rule 144A under the Securities Act of 1933.

The investment manager, under the supervision of the Trust's board of trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than a specified percentage of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the investment manager will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the investment manager could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market and (4) nature of a security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% (or 15% in the case of Global Convertible Fund) of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

FOREIGN SECURITIES

            Global Convertible Fund may invest all of its net assets, and each other Fund may invest up to 25% of its net assets, in securities of foreign issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person, but may include foreign securities in the form of European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying shares of foreign issuers. Positions in those securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts listed on the Luxembourg Stock Exchange evidencing a similar arrangement. GDRs are U.S. dollar-denominated receipts evidencing ownership of foreign securities. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in foreign securities markets. Each Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

            To the extent positions in portfolio securities are denominated in foreign currencies, a Fund's investment performance is affected by the strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall. (See discussion of transaction hedging and portfolio hedging below under "Currency Exchange Transactions.")

            Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

            Although the Funds intend to invest in companies and government securities of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

            Each Fund other than Global Convertible Fund expects that substantially all of its investments will be in developed nations. However, each Fund may invest in the securities of emerging countries. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries.

CURRENCY EXCHANGE TRANSACTIONS

            Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

            Forward currency exchange transactions may involve currencies of the different countries in which the Funds may invest and serve as hedges against possible variations in the exchange rate between these currencies. Currency exchange transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under "Synthetic Foreign Money Market Positions." Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities or the receipt of dividends or interest thereon. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows a Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign denominated portfolio securities can be approximately matched by a foreign denominated liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. No Fund may engage in "speculative" currency exchange transactions.

            If a Fund enters into a forward contract, the Fund's custodian will segregate liquid assets of the Fund having a value equal to the Fund's commitment under such forward contract. At the maturity of the forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to the contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

            It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

            If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

            Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

SYNTHETIC FOREIGN MONEY MARKET POSITIONS

            Each Fund may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and
(b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.

LENDING OF PORTFOLIO SECURITIES

            Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities, if, in the investment manager's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment manager will monitor the creditworthiness of the firms to which the Fund lends securities.

REPURCHASE AGREEMENTS

            Each Fund may invest in repurchase agreements, provided that Global Convertible Fund may not invest more than 15%, and each other Fund may not invest more than 10%, of its net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to the Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, the Fund could experience both losses and delays in liquidating its collateral.

OPTIONS ON SECURITIES, INDEXES AND CURRENCIES

            Each Fund may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on the Nasdaq National Market System. A Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

            An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

            If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

            Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

            A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

            A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

            RISKS ASSOCIATED WITH OPTIONS. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

            There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If the Fund were unable to close out an option that it has purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, the Fund foregoes, during the option's life, the opportunity to profit from currency appreciation.

            If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might not be able to exercise an option it has purchased.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

            Each Fund may use interest rate futures contracts, index futures contracts and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(1)t a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Russell 2000 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

            Each Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its desired exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

            A Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity, or quoted on an automated quotation system.

            The success of any futures transaction depends on the investment manager correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, the investment manager might have taken portfolio actions in anticipation of the same market movements with similar investment results, but, presumably, at greater transaction costs.

            When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract, although a Fund's broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.




--------------------
(1) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

            The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

            Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

            RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities markets and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighing of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

            Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

            There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

            LIMITATIONS ON OPTIONS AND FUTURES. If other options, futures contracts or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided the board of trustees determines that their use is consistent with the Fund's investment objective.

            A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"(2) would exceed 5% of the Fund's total assets.

            When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed by the Fund.

            A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

            In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," a Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%.

            TAXATION OF OPTIONS AND FUTURES. If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

            If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

            Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.




--------------------

(2) A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

            If a Fund writes an equity call option(3) other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

            A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

            For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund:
(1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

            If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

            In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

            Each Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments, and shareholders are advised of the nature of the payments.

WARRANTS

Each Fund may invest in warrants. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to twenty years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the




--------------------
(3) An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

PORTFOLIO TURNOVER

            Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons, including calls for redemption, general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. The portfolio turnover rates may vary greatly from year to year. A high rate of portfolio turnover in a Fund would result in increased transaction expense, which must be borne by that Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. Portfolio turnover for each Fund is shown under "Financial Highlights" in the prospectus. Convertible Fund, Convertible Growth and Income Fund, Market Neutral Fund and Global Convertible Fund each experienced a significant decrease in portfolio turnover between the years ended March 31, 2002 and 2001, respectively. Each Fund's decrease in portfolio turnover is attributable to a number of factors, including general conditions in the securities markets which made it less desirable to change portfolio investments.

SHORT SALES

            Each Fund may attempt to hedge against market risk and to enhance income by selling short "against the box," that is: (1) entering into short sales of securities that it currently has the right to acquire through the conversion or exchange of other securities that it owns, or to a lesser extent, entering into short sales of securities that it currently owns; and (2) entering into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales during the period the Fund's short positions remain open. Each Fund other than Market Neutral Fund may make short sales of securities only if at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

            In addition to selling short against the box, Market Neutral Fund may sell short securities that it currently has the right to acquire upon payment of additional consideration, for instance, upon exercise of a warrant or option. Market Neutral Fund would use this technique to hedge against market risk in connection with a synthetic convertible security in the same way selling short against the box hedges against market risk in connection with a true convertible security.

            In a short sale against the box, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. Because the Fund ordinarily will want to continue to hold securities in its portfolio that are sold short, the Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

            A short sale works the same way, except that the Fund places in the segregated account cash or U.S. government securities equal in value to the difference between (i) the market value of the securities sold short at the time they were sold short and (ii) any cash or U.S. government securities required to be deposited with the broker as collateral. In addition, so long as the short position is open, the Fund must adjust daily the value of the segregated account so that the amount deposited in it, plus any amount deposited with the broker as collateral, will equal the current market value of the security sold short. However, the value of the segregated account may not be reduced below the point at which the segregated account, plus any amount deposited with the broker, is equal to the market value of the securities sold short at the time they were sold short.

            Market Neutral Fund will conduct its short sales so that no more than 10% of the net assets of the Fund, when added together, will be (i) deposited with brokers as collateral, and (ii) allocated to segregated accounts in connection with short sales, at any time.

            Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

            Short sale transactions of a Fund involve certain risks. In particular, the imperfect correlation between the price movements of the convertible securities and the price movements of the underlying common stock being sold short creates the possibility that losses on the short sale hedge position may be greater than gains in the value of the portfolio securities being hedged. In addition, to the extent that a Fund pays a conversion premium for a convertible security, the Fund is generally unable to protect against a loss of such premium pursuant to a short sale hedge. In determining the number of shares to be sold short against a Fund's position in the convertible securities, the anticipated fluctuation in the conversion premiums is considered. A Fund will also incur transaction costs in connection with short sales. Certain provisions of the Internal Revenue Code may limit the degree to which the Fund is able to enter into short sales, which limitations might impair the Fund's ability to achieve its investment objective. See "Taxation."

            In addition to enabling a Fund to hedge against market risk, short sales may afford a Fund an opportunity to earn additional current income to the extent the Fund is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Fund's short positions remain open.

            The Taxpayer Relief Act of 1997 imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales or "offsetting notional principal contracts" (as defined by the Act), or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales.

"WHEN-ISSUED" AND DELAYED DELIVERY SECURITIES AND REVERSE REPURCHASE AGREEMENTS

            Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Calamos Asset Management, Inc. ("CAM") deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

            Each Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

            At the time when a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

ILLIQUID SECURITIES

            Global Convertible Fund may invest up to 15% of its total assets, and each other Fund may invest up to 10% of its total assets, taken at market value, in illiquid securities, including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that are subject to restrictions on resale because they have not been registered for sale under the Securities Act of 1933. A position in restricted securities might adversely affect the liquidity and marketability of a portion of the Fund's portfolio, and the Fund might not be able to dispose of its holdings in such securities promptly or at reasonable prices. In those instances where a Fund is required to have restricted securities held by it registered prior to sale by the Fund and the Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts. Any such registration costs are not included in the percentage limitation on a Fund's investment in restricted securities. The Funds do not intend to invest in illiquid securities during the next fiscal year, except that the Funds may invest in options traded on the Nasdaq National Market System.

TEMPORARY INVESTMENTS

            Each Fund may make temporary investments without limitation when the investment manager determines that a defensive position is warranted. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million and that are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; and repurchase agreements.

REPURCHASE AGREEMENTS

            As part of its strategy for the temporary investment of cash, each Fund may enter into "repurchase agreements" pertaining to U.S. Government securities with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in such securities. A repurchase agreement arises when a Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed upon future date. The resale price is greater than the purchase price, reflecting an agreed upon market rate of return that is effective for the period of time the Fund holds the security and that is not related to the coupon rate on the purchased security. Such agreements generally have maturities of no more than seven days and could be used to permit a Fund to earn interest on assets awaiting long term investment. The Funds require continuous maintenance by the custodian for the Fund's account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. Repurchase agreements maturing in more than seven days are considered illiquid securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

                             INVESTMENT RESTRICTIONS

            Each Fund has elected to be classified as a diversified, open-end management investment company.

            Unless otherwise noted, each Fund operates under the following investment restrictions. A Fund may not:

(i) (for Mid Cap Value Fund, High Yield Fund and Global Convertible Fund only) make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940 if the Fund is classified as a diversified investment company;

            (for each of the other Funds) as to 75% of its assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities;

(ii) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer;

(iii) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iv) (for each Fund other than Mid Cap Value Fund, High Yield Fund and Global Convertible Fund) invest more than 10% of the Fund's net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

(v) (for Mid Cap Value Fund, High Yield Fund and Global Convertible Fund only) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that a Fund may (a) enter into futures, options and options on futures,
            (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

            (for each of the other Funds) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts;

(vi) make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities;

(vii) (for Mid Cap Value Fund, High Yield Fund and Global Convertible Fund only) borrow, except from banks, other affiliated Funds and other entities to the extent permitted under the Investment Company Act of 1940;

            (for each of the other Funds) borrow, except that the Fund may (a) borrow up to 10% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 10% of total assets, and the Fund will not purchase securities when its borrowings exceed 5% of total assets) and (b) enter into transactions in options;

(viii) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

(ix) (for Mid Cap Value Fund, High Yield Fund and Global Convertible Fund only) issue any senior security, except to the extent permitted under the Investment Company Act of 1940;

            (for each of the other Funds) issue any senior security, except that the Market Neutral Fund may sell securities short.

            The above restrictions are fundamental policies and may not be changed with respect to a Fund without the approval of a "majority" of the outstanding shares of that Fund, which for this purpose means the approval of the lesser of (a) more than 50% of the outstanding voting securities of that Fund or (b) 67% or more of the outstanding shares if the holders of more than 50% of the outstanding shares of that Fund are present or represented at the meeting by proxy.

            In addition to the fundamental restrictions listed above, and as a non-fundamental policy, no Fund may (except as indicated):

            (a) invest in shares of other open-end investment companies, except as permitted by the Investment Company Act of 1940;

            (b) invest in companies for the purpose of exercising control or management;

            (c) purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

            (d) make short sales of securities, except that a Fund may make short sales of securities (i) if the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities and
(ii) Market Neutral Fund may make short sales of securities other than those described in clause (i), provided that no more than 10% of its net assets would, when added together, be deposited with brokers as collateral or allocated to segregated accounts in connection with short sales other than those described in clause (i);

            (e) invest more than 25% of its net assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts and securities guaranteed by a U.S. person), except that Global Convertible Fund may invest all of its assets in securities of foreign issuers.

            (f) (for Mid Cap Value Fund, High Yield Fund and Global Convertible Fund only) invest more than 10% (or 15% in the case of Global Convertible Fund) of the Fund's net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

            The non-fundamental investment restrictions above may be changed by the board of trustees without shareholder approval.

            Notwithstanding the foregoing investment restrictions, a Fund may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in the Fund's ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

The management of the Trust, including general supervision of the duties performed for each Fund under the Investment Management Agreement, is the responsibility of its board of trustees. Each trustee elected will hold office until his or her successor is elected and qualified or until his or her earlier resignation, death or removal.

The following table sets forth each trustee's position(s) with the Trust, age, principal occupation during the past five years, number of portfolios overseen, other directorships, and the date on which he or she first became a trustee of the Trust. Each trustee oversees each Fund of the Trust.


TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:
------------------------------------------------------------------------------------------------------------------------------------
 NAME AND AGE AT         POSITION(s) HELD WITH TRUST AND DATE FIRST      NUMBER OF PORTFOLIOS IN          PRINCIPAL OCCUPATION(s),
  MARCH 31, 2002            ELECTED OR APPOINTED TO OFFICE               FUND COMPLEX OVERSEEN BY      INCLUDING OTHER DIRECTORSHIPS
                                                                                  TRUSTEE                 HELD, DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

John P. Calamos, 61*    Trustee and President (since 1988)                            9                President, Calamos Asset
                                                                                                       Management, Inc. ("CAM") and
                                                                                                       Calamos Financial Services,
                                                                                                       Inc. ("CFS")


Nick P. Calamos, 40*    Trustee and Vice President (since 1992)                       9                Senior Executive Vice
                                                                                                       President, CAM and CFS


TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:
------------------------------------------------------------------------------------------------------------------------------------
 NAME AND AGE AT         POSITION(s) HELD WITH TRUST AND DATE FIRST      NUMBER OF PORTFOLIOS IN          PRINCIPAL OCCUPATION(s),
  MARCH 31, 2002            ELECTED OR APPOINTED TO OFFICE               FUND COMPLEX OVERSEEN BY      INCLUDING OTHER DIRECTORSHIPS
                                                                                  TRUSTEE                 HELD, DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Dowen, 57               Trustee (since 1988)                               9                Chair and Professor of
                                                                                                       Finance, Northern Illinois
                                                                                                       University



Joe F. Hanauer, 64                 Trustee (since 2001)                               9                Director of MAF Bancorp
                                                                                                       (banking), Homestore.com,
                                                                                                       Inc., (Internet provider of
                                                                                                       real estate information and
                                                                                                       products), Grubb & Ellis Co.
                                                                                                       (advisory firm specializing
                                                                                                       in real estate) and Combined
                                                                                                       Investments, L.P. (investment
                                                                                                       management)


John E. Neal, 52                   Trustee (since 2001)                               9                Managing Director, Banc One
                                                                                                       Capital Markets, Inc.
                                                                                                       (investment banking) (since
                                                                                                       2000); Executive Vice
                                                                                                       President and Head of Real
                                                                                                       Estate Department, Bank One,
                                                                                                       (1998-2000); Private Investor
                                                                                                       (1998); and President, Kemper
                                                                                                       Mutual Funds (1996--1997)





Weston W. Marsh, 51                Trustee (since 2002)                               9                Partner, Freeborn & Peters
                                                                                                       (law firm); Director,
                                                                                                       Telesource International


William Rybak, 51                  Trustee (since 2002)                               9                Executive Vice President and
                                                                                                       CFO, Van Kampen Investments,
                                                                                                       Inc. (and subsidiaries)
                                                                                                       (investment manager)
                                                                                                       (1986-2000); Director,
                                                                                                       Alliance Bancorp (formerly
                                                                                                       Hinsdale Financial
                                                                                                       Corporation) (Savings & loan
                                                                                                       holding company) (1986-2001);
                                                                                                       Director, Howe Barnes
                                                                                                       Investments (since January
                                                                                                       2002)


-------------------
* Messrs. John Calamos and Nick Calamos are trustees who are "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "1940 Act") because they are affiliates of CAM and CFS. Nick Calamos is a nephew of John Calamos.

The address of Messrs. John Calamos and Nick Calamos is 1111 East Warrenville Road, Naperville, Illinois 60563-1493. The address of Mr. Dowen is Department of Finance, Northern Illinois University, DeKalb, Illinois 60115; that of Mr. Hanauer is 361 Forest Avenue, Suite 200, Laguna Beach, California 92651; that of Mr. Neal is 309 Sterling Road, Kenilworth, Illinois 60043; that of Mr. Marsh is 311 South Wacker Drive, Suite 3000, Chicago, IL 60606-6677; and that of Mr. Rybak is 12813 Misty Harbour Lane, Palos Park, IL 60464.

         OFFICERS. Messrs. John Calamos and Nick Calamos are president and vice president of the Trust, respectively. The preceding table gives more information about Messrs. John Calamos and Nick Calamos. The following table sets forth each other officer's name, position with the Trust, age, principal occupation during the past five years, other directorships, and the date on which he or she first became an officer of the Trust. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

-----------------------------------------------------------------------------------------------------------------------------------
   NAME AND AGE AT       POSITION(s) HELD WITH TRUST AND DATE FIRST      PRINCIPAL OCCUPATION(s), INCLUDING DIRECTORSHIPS HELD,
   MARCH 31, 2002            ELECTED OR APPOINTED TO OFFICE                               DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------

Rhowena Blank, 33            Treasurer (since 1999)                        Vice President-Operations, CAM (since 1999); Vice
                                                                           President, CFS (since 2000); Director of Operations,
                                                                           Christian Brothers Investment Services (1998--1999); and
                                                                           Audit Manager, Ernst & Young, LP (1994--1998)





Patrick H. Dudasik, 46       Vice President (since 2001)                   Executive Vice President, Chief Financial Officer and
                                                                           Administrative Officer, and Treasurer of CAM and CFS
                                                                           (since 2001); Chief Financial Officer, David Gomez and
                                                                           Associates, Inc. (1998--2001); and Chief Financial
                                                                           Officer, Scudder Kemper Investments, Inc. (1994--1998)

James S. Hamman, Jr., 32     Secretary (since 1998)                        Executive Vice President and General Counsel, CAM (since
                                                                           1998) and CFS (since 1999); Vice President and Associate
                                                                           Counsel, Scudder Kemper Investments, Inc. (1996--1998)

Jeff Lotito, 30              Assistant Treasurer (since 2000)              Operations Manager, CAM (since 2000); Manager-Fund
                                                                           Administration, Van Kampen (1999--2000); Supervisor-
                                                                           Corporate Accounting, Stein Roe and Farnham (1998--1999);
                                                                           and Supervisor-Financial Reporting, Scudder Kemper
                                                                           Investments, Inc. (1996--1998)

The address of each officer is 1111 East Warrenville Road, Naperville, Illinois 60563-1493.

         COMMITTEES OF THE BOARD OF TRUSTEES. The Trust's board of trustees currently has three standing committees:

Executive Committee. Messrs. John Calamos and Nick Calamos are members of the executive committee, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board, with certain exceptions.

Audit Committee. Messrs. Dowen, Hanauer, Marsh, Neal and Rybak serve on the audit committee. The audit committee recommends independent auditors to the trustees, monitors the auditors' performance, reviews the results of each Fund's audit, and responds to other matters deemed appropriate by the board of trustees.

Governance Committee. Messrs. Dowen, Hanauer, Marsh, Neal and Rybak serve on the governance committee. The governance committee oversees the independence and effective functioning of the board of trustees and endeavors to be informed about good practices for mutual fund boards. The governance committee makes recommendations to the board of trustees regarding candidates for election as non-interested trustees. The governance committee will not consider shareholder recommendations regarding candidates for election as trustees; however, such recommendations may be made in the form of a shareholder proposal to be presented at any future meeting of shareholders of each Fund.

In addition to the above committees, there is a pricing committee comprised of officers of the Trust and employees of CAM.

During the fiscal year ended March 31, 2002, the Trust's board of trustees held eight meetings, the executive committee held no meetings, and the audit committee held two meetings. The governance committee was created in November 2001 and held three meetings between that date and March 31, 2002. All of the trustees and committee members then serving attended at least 75% of the meetings of the board of trustees and applicable committees held during each such fiscal year.

         TRUSTEE COMPENSATION. Messrs. John Calamos and Nick Calamos, the trustees who are "interested persons" of the Trust, do not receive compensation from the Trust. Although they are compensated, the noninterested trustees do not receive any pension or retirement benefits from the Trust. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Trust during the periods indicated to each of the current trustees.

                                                    AGGREGATE COMPENSATION              TOTAL COMPENSATION
                                                        FROM THE TRUST                     FROM CALAMOS
                                                        4/1/01-3/31/02                    FUND COMPLEX**
                                                ------------------------------            4/01/01-3/31/02
            NAME                                                                        ------------------
            -----
            John P. Calamos                               $          0                    $          0
            Nick P. Calamos                                          0                               0
            Richard J. Dowen                                    23,153                          25,750+
            Joe F. Hanauer*                                      9,819                          11,083
            John E. Neal*                                        9,819                          11,083+
            Weston W. Marsh*                                         0                               0
            William Rybak*                                           0                               0

+ Includes fees deferred during the year pursuant to a deferred compensation plan. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the Funds selected by the trustee. As of March 31, 2002, the value of each of Messrs. Dowen's and Neal's deferred compensation account was $34,130 and $8,749, respectively.
* Messrs. Hanauer and Neal were appointed trustees of the Trust in November 2001 and Messrs. Marsh and Rybak were appointed trustees of the Trust in June 2002.
** For the periods shown, the Fund Complex includes the Calamos Investment Trust and the Calamos Advisors Trust.

The Trust has adopted a deferred compensation plan (the "Plan") for its noninterested trustees. Under the Plan, a trustee who is not an "interested person" of the Trust, the Calamos Advisors Trust or CAM ("participating trustees") may defer receipt of all or a portion of his compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Each Fund's obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund's obligations to make payments under the Plan.

Employees of CAM and CFS are permitted to make personal securities transactions, including transactions in securities that the Trust may purchase, sell or hold, subject to requirements and restrictions set forth in the Code of Ethics of the Trust, CAM and CFS. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of CAM and CFS employees and the interests of investment advisory clients such as the Trust. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and statements and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

At December 31, 2001, each trustee, beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the respective Funds, and of all funds in the Fund Complex having values within the indicated dollar ranges.



                                              CONVERTIBLE
                                                GROWTH            MARKET
          DIRECTOR          CONVERTIBLE       AND INCOME          NEUTRAL         GROWTH
         OR NOMINEE            FUND              FUND               FUND           FUND
         ----------       --------------   ----------------     ------------     --------
       John P. Calamos     over $100,000     over $100,000          None       over $100,000
       Nick P. Calamos     over $100,000     over $100,000          None       over $100,000
       Richard J. Dowen        None         $10,001-50,000          None           None
       Joe F. Hanauer          None               None              None           None
       John E. Neal            None              $0-10,000      over $100,000      None
       Weston W. Marsh         None               None              None           None
       William Rybak           None               None              None           None


                                                          AGGREGATE DOLLAR
           GLOBAL                                         RANGE OF SHARES
        CONVERTIBLE       HIGH YIELD         MID CAP        OF ALL FUNDS
            FUND             FUND          VALUE FUND*   IN THE FUND COMPLEX
        ------------      -----------    --------------  -------------------
         over $100,000    over $100,000      None         over $100,000
       $50,001-100,000    $10,001-50,000     None         over $100,000
            None              None           None        $10,001-50,000
            None              None           None              None
            None              None           None         over $100,000
            None              None           None              None
            None              None           None              None

* The Mid Cap Value Fund was not operational as of December 31, 2001.

No trustee who is not an interested person of the Trust owns beneficially or of record, any security of the Adviser, CFS, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or CFS.

                          INVESTMENT ADVISORY SERVICES

         Investment management and administrative services are provided to the Funds by CAM pursuant to an Investment Management Agreement (the "Agreement") dated August 1, 2000. For more information, see the prospectus under "Management of the Funds." Each Fund pays CAM a fee accrued daily and paid monthly. Growth Fund pays a fee at the annual rate of 1% of the first $500 million of the Fund's average net assets, .90% of the next $500 million of average net assets, and ..80% of average net assets in excess of $1 billion. Global Convertible Fund and Mid Cap Value Fund each pay a fee at the annual rate of 1% of average net assets. High Yield Fund pays a fee at the annual rate of .75% of average net assets. Each other Fund pays a fee at the annual rate of .75% of the first $500 million of average net assets, .70% of the next $500 million of average net assets, and .65% of average net assets in excess of $1 billion. CAM is a wholly-owned subsidiary of Calamos Holdings, Inc. ("CHI"). CHI is controlled by John P. Calamos, who has been engaged in the investment advisory business since 1977.

         During the periods shown below, each of the Funds paid total advisory fees and was reimbursed by CAM for expenses in excess of applicable expense limitations as follows:

                                      Year Ended      Year Ended      Year Ended
          Description of Fund          3/31/02          3/31/01         3/31/00
          -------------------        -------------   -------------    ----------

Convertible Fund
       Advisory Fee                   $ 3,255,179    $ 1,693,196      $ 1,083,224
       Waiver or reimbursement               --         (148,156)(3)          N/A
                                      -----------    -----------      -----------
       Net fee                        $ 3,255,179    $ 1,545,040      $ 1,083,224

Convertible Growth and Income Fund
       Advisory Fee                     1,678,129        560,086          255,587
       Waiver or reimbursement               --          (30,313)(3)          N/A
                                      -----------    -----------      -----------
       Net fee                          1,678,129        529,773          255,587

Market Neutral Fund
       Advisory fee                     2,547,021        398,078           36,808
       Waiver or reimbursement               --             (681)(3)      (73,826)
                                      -----------    -----------      -----------
       Net fee                          2,547,021        397,397          (37,018)

Growth Fund
       Advisory fee                     6,471,941      1,121,470          246,083
       Waiver or reimbursement               --         (124,380)(3)      (87,539)
                                      -----------    -----------      -----------
       Net fee                          6,471,941        997,090          158,544

Global Convertible Fund
       Advisory fee                       155,491        149,559           95,492
       Waiver or reimbursement           (193,267)      (170,187)(3)     (111,367)
                                      -----------    -----------      -----------
       Net fee                            (37,776)       (20,628)         (15,875)

High Yield Fund(1)
       Advisory fee                        39,644          7,980            3,189
       Waiver or reimbursement           (212,356)      (115,258)(3)      (47,409)
                                      -----------    -----------      -----------
       Net fee                           (172,712)      (107,278)         (44,220)

Mid Cap Value Fund(2)
       Advisory Fee                         1,817            N/A              N/A
       Waiver or reimbursement            (55,355)           N/A              N/A
                                      -----------    -----------      -----------
       Net Fee                            (53,538)           N/A              N/A

----------------------
(1)  High Yield Fund commenced operations on 8/1/99.
(2)  Mid Cap Value Fund commenced operations on 1/2/02.
(3) Includes costs (or expenses) associated with additional distributions that were reimbursed by CAM.

The Agreement continues in effect with respect to each Fund from year to year so long as such continuation is approved at least annually by (1) the board of trustees or the vote of a majority of the outstanding voting securities of the Fund, and (2) a majority of the trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval. At a meeting of the board of trustees of the Trust held on June 26, 2002, called in part for the purpose of voting on the renewal of the Agreement, the Agreement was renewed through July 31, 2003 by the unanimous vote of the trustees present at the meeting, and the unanimous vote of the "non-interested" trustees of the Trust voting separately.

In evaluating the Agreement, the trustees reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and their personnel, operations and financial condition. The trustees discussed with representatives of the Adviser each Fund's operations and the Adviser's ability to provide advisory and other services to the Funds. The trustees also reviewed, among other things:

         - the investment performance of other Adviser funds with similar investment strategies;

         - the proposed fees to be charged by the Adviser for investment management services;

         -        each Fund's projected total operating expenses;

         - the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers; and

         - the experience of the investment advisory and other personnel providing services to the Funds and the historical quality of the services provided by the Adviser.

         The trustees considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification and background of the Adviser, as well as the qualifications of its personnel and its financial condition; (2) the magnitude of the Adviser's fees and the expense ratio of each Fund in relation to the nature and quality of services expected to be provided and the fees and expense ratios of comparable investment companies;
(3) the performance of each fund in relation to the results of other comparable investment companies and unmanaged indices; (4) the ability of the Adviser to receive research products and services from brokers in connection with brokerage transactions executed for the Funds and other accounts managed by the Adviser; and (5) other factors that the trustees deemed relevant. The trustees deemed each of these factors to be relevant to their consideration of the Agreement. The Agreement may be terminated as to a Fund at any time, without penalty, by either the Trust or CAM upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

         The use of the name "Calamos" in the name of the Trust and in the names of the Funds are pursuant to licenses granted by CAM, and the Trust has agreed to change the names to remove those references if CAM ceases to act as investment adviser to the Funds.

EXPENSES

         Subject to the expense limitations described below, the Funds pay all their own operating expenses that are not specifically assumed by CAM, including
(i) fees of the investment adviser; (ii) interest, taxes and any governmental filing fees; (iii) compensation and expenses of the trustees, other than those who are interested persons of the Trust, the investment adviser or the distributor; (iv) legal, audit, custodial and transfer agency fees and expenses; (v) fees and expenses related to the organization of the Funds and registration and qualification of the Funds and their shares under federal and state securities laws; (vi) expenses of printing and mailing reports, notices and proxy material to shareholders, and expenses incidental to meetings of shareholders; (vii) expenses of preparing prospectuses and of printing and distributing them to existing shareholders; (viii) insurance premiums; (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the normal course of the business of the Trust; (x) distribution expenses pursuant to the Funds' Distribution Plans; and (xi) brokerage commissions and other transaction-related costs.

         CAM has voluntarily undertaken to reimburse each class of shares for any annual operating expenses through August 31, 2003 in excess of certain limits as described in the prospectus under "--Who Manages the Funds?"

                                DISTRIBUTION PLAN

         The Trust has adopted a plan pursuant to rule 12b-1 under the Investment Company Act of 1940 (the "Plans"), whereby Class A shares, Class B shares and Class C shares of each Fund pay to CFS, service and distribution fees as described in the prospectus.

         The board of trustees of the Trust has determined that a continuous cash flow resulting from the sale of new Class A shares, Class B shares and Class C shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The board also considered that continuing growth in the size of the Funds would be in the best interests of shareholders because increased size would allow the Funds to realize certain economies of scale in their operations and would likely reduce the proportionate share of expenses borne by each shareholder. The board of trustees therefore determined that it would benefit each of the Funds to have monies available for the direct distribution and service activities of CFS, as the Funds' distributor, in promoting the continuous sale of the Funds' shares. The board of trustees, including the non-interested trustees, concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.

         The Plan has been approved by the board of trustees, including all of the trustees who are non-interested persons as defined in the 1940 Act. The substance of the Plan has also been approved by the vote of a majority of the outstanding shares of each of the Funds. The Plan must be reviewed annually and may be continued from year to year by vote of the board of trustees, including a majority of the trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan ("non-interested trustees"), cast in person at a meeting called for that purpose. It is also required that the selection and nomination of non-interested trustees be done by non-interested trustees. The Plan and any distribution or service agreement may be terminated at any time, without any penalty, by such trustees, by any act that terminates the distribution agreement between the Trust and CFS, or, as to any Fund, by vote of a majority of that Fund's outstanding shares. Any agreement related to the Plan, including any distribution or service agreement, may be terminated in the same manner, except that termination by a majority of the outstanding shares must be on not more than 60 days' written notice to any other party to such agreement. Any distributor, dealer or institution may also terminate its distribution or service agreement at any time upon written notice.

         Neither the Plan nor any distribution or service agreement may be amended to increase materially the amount spent for distribution or service expenses or in any other material way without approval by a majority of the outstanding shares of the affected Fund, and all such material amendments to the Plan or any distribution or service agreement must also be approved by the non-interested trustees, in person, at a meeting called for the purpose of voting on any such amendment.

         CFS is required to report in writing to the board of trustees at least quarterly on the amounts and purpose of any payments made under the Plan and any distribution or service agreement, as well as to furnish the board with such other information as may reasonably be requested in order to enable the board to make an informed determination of whether the Plan should be continued. Payments by a Fund pursuant to the Plan are not intended to finance distribution of shares of the other Funds.

         During the year ended March 31, 2002, each of the Funds made payments to CFS pursuant to the Plan in the following amounts:

       CONVERTIBLE          CONVERTIBLE        MARKET                          GLOBAL          HIGH            MID CAP
           FUND              GROWTH &          NEUTRAL          GROWTH       CONVERTIBLE       YIELD           VALUE
                            INCOME FUND         FUND             FUND           FUND           FUND             FUND
       -----------          -----------        -------          ------       ------------      ------          -------

     $   2,480,572        $  1,165,872       $ 1,631,798     $ 3,239,981      $ 64,786         $ 25,226        $ 561*


* For the period January 2, 2002 through March 31, 2002


                         PURCHASING AND REDEEMING SHARES

         Purchases and redemptions are discussed in the Funds' prospectus under the headings "How Can I Buy Shares?" and "How Can I Sell Shares?" All of that information is incorporated herein by reference.

         You may purchase or redeem shares of the Funds through certain investment dealers, banks or other intermediaries ("Intermediaries"). These Intermediaries may charge for their services. Any such charges could constitute a substantial portion of a smaller account, and may not be in your best interest. You may purchase or redeem shares of the Funds directly from or with the Trust without any charges other than those described in the prospectus.

         An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as agent of the Trust. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange (the "NYSE") and transmit those orders separately for execution at the net asset value next determined after that business day.

HOW TO PURCHASE SHARES

         Shares of the Funds are sold through selected broker-dealers and banks that have signed agreements with CFS, or may be purchased by check or wire as described below. The minimum initial investment by a shareholder in each Fund other than the Market Neutral Fund is $500 and $50 thereafter. The minimum initial investment for the Market Neutral Fund is $10,000 and $50 thereafter. Each Fund reserves the right to waive or reduce the minimum initial or subsequent investment requirement for any omnibus account of any intermediary with whom CAM has entered into an agreement, including without limitation, profit sharing or pension plans, Section 401(k) plans, Section 403(b)(7) plans in the case of employees of public school systems and certain non-profit organizations, and certain other qualified retirement plans. Each Fund reserves the right to reject any order for the purchase of its shares in whole or in part, and to suspend the sale of its shares to the public in response to conditions in the securities markets or otherwise. Each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates.

         In addition, the Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, a Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

OFFERING PRICE

         Class A shares of each Fund are sold to investors at net asset value plus a sales charge, which may be reduced or waived as described below. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares of the same Fund, and a contingent deferred sales charge payable upon certain redemptions. Class C shares of each Fund are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares of the same Fund. When placing an order, you must specify whether the order is for Class A, Class B or Class C shares.

         The differences between Class A shares, Class B shares and Class C shares lie primarily in their initial and contingent deferred sales charge structures and in their asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. See also "Expenses" and "How to Redeem Shares." Each class has distinct advantages and disadvantages for different investors, and you may choose the class that best suits your circumstances and objectives.

                                                                            Annual 12b-1 Fees
                                                                           (as a % of average
Class                            Sales Charge                               daily net assets)          Other Information
-----                            ------------                               -----------------          -----------------
Class A     Maximum initial sales charge of 4.75% of offering price             .25%              Initial sales charge waived or
                                                                                                  reduced for certain purchases*

Class B     Maximum contingent deferred sales charge of 5% of redemption
            proceeds; declines to zero after 6 years                           1.00%              Shares convert to Class A shares 8
                                                                                                  years after issuance

Class C     1% deferred sales charge on shares redeemed within one year        1.00%**            No conversion feature


 *   See the note to the following table.

** The 12b-1 fee of 1% for the first year is advanced to the Selling Dealer by CFS from its own resources at the time of investment. Annual 12b-1 fees are paid quarterly in arrears beginning in the second year. Of this amount, .25% is for administrative services and the balance is for distribution services.

         The sales charges on sales of Class A shares of each Fund (except when waived as described below under "How to Purchase Shares - Sales Charge Waiver") are as follows:

                                                           Sales Charge Paid by Investor on Purchase of Class A Shares
                                                     ------------------------------------------------------------------------------
                                                             As a % of              As a % of            % of Offering Price
                                                        Net Amount Invested       Offering Price      Retained by Selling Dealer
                                                        -------------------       --------------      --------------------------

Less than $50,000..............................               4.99%                    4.75%                   4.00%
$50,000 but less than $100,000.................               4.44                     4.25                    3.50
$100,000 but less than $250,000................               3.63                     3.50                    2.75
$250,000 but less than $500,000................               2.56                     2.50                    2.00
$500,000 but less than $1,000,000..............               2.04                     2.00                    1.60
$1,000,000 or more*............................               None                     None                    None


* On an investment of $1 million or more, CFS from its own resources pays the selling dealer a commission of .50% of the amount of the investment. If you purchase such shares without a sales charge (other than by reinvestment of dividends or distributions) and redeem them within two years, a contingent deferred sales charge will be imposed at the rate of 1% on shares redeemed within one year after purchase, and, if you purchased shares after July 31, 2000, .50% on shares redeemed during the second year after purchase, determined on a first-in, first-out basis. However, CFS will waive the contingent deferred sales charge in the event that the selling dealer waives the .50% commission to which the dealer is entitled.

         Each Fund receives the entire net asset value of all of its Class A shares sold. CFS, the Funds' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers. The normal discount to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, CFS may allow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933. CFS retains the entire amount of any deferred sales charge on Class C shares redeemed within one year of purchase. CFS may from time to time conduct promotional campaigns in which incentives would be offered to dealers meeting or exceeding stated target sales of shares of a Fund. The cost of any such promotional campaign, including any incentives offered, would be borne entirely by CFS and would have no effect on either the public offering price of Fund shares or the percentage of the public offering price retained by the selling dealer.

         CFS compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 4.00% of the amount of Class B shares purchased. CFS is compensated by each Fund for services as distributor and principal underwriter for Class B shares. Class B shares of a Fund will automatically convert to Class A shares of the same Fund eight years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the 12b-1 fee when they have been outstanding long enough for CFS to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

WHICH CLASS OF SHARES SHOULD YOU PURCHASE?

         The decision as to which class of shares you should purchase depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than eight years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within eight years might consider Class C shares. Orders for

Class B shares for $500,000 or more, and orders for Class C shares for $1,000,000 or more, will be declined. For more information about the three share classes, consult your financial representative or the call us toll free at (800) 823-7386. Financial services firms may receive different compensation depending upon which class of shares they sell.

PURCHASES BY WIRE

         You may also purchase shares by wiring funds from your bank. To insure proper credit to your account, please call the Funds at (800) 823-7386 before sending your wire. The wire should be sent to U.S. Bank, N.A.; ABA #075000022; for U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, bank account no. 112-952-137; FBO Calamos [fund name] Fund; [shareholder name and account number]. The applicable offering price for a purchase by wire is the offering price per share next determined after receipt of the wired funds. Receipt of a wire could be delayed by delays on the Federal Reserve wire system. After you have wired funds, you must complete the application form and send it to CFS. A Fund will not honor redemption requests until the completed application has been received, and failure to submit a completed application may result in backup withholding as required by the Internal Revenue Code.

PURCHASES BY MAIL

         You may also purchase shares of a Fund by sending a check payable to the Fund, along with information identifying you and your account number to the Fund's transfer agent: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. An initial investment made by check must be accompanied by a completed application. A subsequent investment may be made by detaching the stub from your account statement and sending it with your check in the envelope provided with your statement. All checks must be drawn on a U.S. bank in U.S. funds. A check written by a third party will not be accepted. A charge ($25 minimum) may be imposed if any check submitted for investment does not clear. If you purchase shares by check, you will not be able to redeem the shares until the check has been collected, which may take 15 days.

PURCHASES BY TELEPHONE

         You may purchase shares of a Fund by telephone once you have established an account. Complete information regarding the telephone purchase privilege is included in the prospectus under "How Can I buy Shares?"

PURCHASES BY EXCHANGE

         You may purchase shares of a Fund by exchange of shares from another Fund, by exchange of shares of Money Market Portfolio, a portfolio of Cash Account Trust (such shares are referred to as "Cash Account Shares") either by mail or by instructing your broker-dealer or other sales agent, who will communicate your order to the Trust's transfer agent. If you have a brokerage account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") that holds shares of Summit Cash Reserves Fund, a series of Financial Institution Series Trust (such shares are referred to as "Summit Fund Shares"), and the Summit Fund Shares were purchased by exchange from a Fund, you may purchase shares of a Fund through your Merrill Lynch broker by exchange of Summit Fund Shares. See "How to Redeem Shares - Redemption by Exchange." YOU MAY NOT MAKE MORE THAN FOUR EXCHANGES FROM ANY FUND DURING ANY CALENDAR YEAR. No sales charge is imposed on purchases of Class A shares by exchange of Class A shares from another Fund or by exchange of Cash Account Shares or Summit Fund Shares, previously purchased through use of the exchange privilege. Please review the information under "How to Redeem Shares - Redemption by Exchange."

SALES CHARGE WAIVER

         Dividends and distributions paid on shares of a Fund will be reinvested in shares of the same class of that Fund at net asset value (without the payment of any sales charge) unless you elect to receive dividends and distributions in cash. Proceeds of shares redeemed by a Fund within the previous 60 days also may be reinvested in shares of the same class of that Fund at net asset value without the payment of any sales charge.

         In addition, the following persons or entities may purchase Class A shares of a Fund at net asset value without payment of any sales charge, upon written assurance that the purchase is made for investment purposes and that the shares will not be sold except through redemption by the Fund: (a) any investor purchasing shares upon the recommendation of an investment consultant to whom the investor pays a fee for services relating to investment selection; (b) any investor purchasing shares through an investment advisory account with CAM or through a brokerage account with CFS over which CFS has investment discretion;
(c) any investor purchasing shares in a non-discretionary, non-advisory, asset-based-fee brokerage account of a broker dealer having a selling group agreement with CFS; (d) any investor purchasing shares by exchange of Cash Account Shares or Summit Fund Shares previously purchased through use of the exchange privilege; (e) any investor purchasing shares through an employee benefit plan, including individual retirement accounts introduced to the Funds through participation in a company-sponsored employee benefit plan; (f) any employee benefit plan purchasing shares through an intermediary that has signed a participation agreement with CFS specifying certain asset minimums and qualifications, and marketing, program and trading restrictions; (g) any insurance company separate account used to fund annuity contracts for employee benefit plans having in the aggregate more than 200 eligible employees or a minimum of $1 million of plan assets invested in the Funds; (h) any employee or registered representative of CFS, one of its affiliates or a broker-dealer with a selling group agreement with CFS; (i) any trustee of the Trust; (j) any member of the immediate family of a person qualifying under (h) or (i), including a spouse, child, stepchild, sibling, parent, stepparent, grandchild and grandparent, in each case including in-law and adoptive relationships; (k) any trust, pension, profit sharing, or other benefit plan in which any person qualifying under (h) is a participant; (l) any 401(k) plan (cash or deferred arrangement intended to qualify under section 401(k) of the Internal Revenue
Code) or other qualified retirement plan to which a person qualifying under (h),
(i) or (j) makes voluntary contributions and has investment self-direction, provided the purchase is for the account of such person; (m) any company exchanging shares with a Fund pursuant to a merger, acquisition or exchange offer; and (n) any investor buying shares through a brokerage account with a broker-dealer who has waived the initial sales charge to which the broker-dealer otherwise would be entitled. Please note that, if you purchase or redeem shares through a broker or dealer, the broker or dealer may charge a fee for effecting the transaction.

         Further, no sales charge will be imposed on the sale of Class A shares of a Fund purchased and paid for with the proceeds of shares redeemed in the prior 12 months from a mutual fund on which an initial sales charge or contingent deferred sales charge was paid, provided a waiver of the sales charge is requested when the purchase order for Fund shares is placed, any requested evidence of eligibility for the sales charge waiver is furnished; and any shareholder of Convertible Fund at April 30, 1992, the date on which that Fund became a series of the Trust and sales of Fund shares became subject to a sales charge, may continue to purchase Class A shares of Convertible Fund without a sales charge if the Fund or participating broker is notified at the time of each qualifying purchase.

RIGHTS OF ACCUMULATION

         The sales charges described above also apply on a cumulative basis to Class A shares of the Funds and any other series of the Trust as to which a sales charge applies, and over any period of time. Therefore, the value of all your Class A shares of a Fund and any other series of the Trust with respect to which a sales charge was paid, taken at the current offering price or original cost, whichever is greater, can be combined with a current purchase to determine the applicable offering price of the current purchase. In order to receive the cumulative quantity reduction, you must give CFS or your dealer notification of the prior purchases at the time of the current purchase.

         For purposes of determining which purchases may be combined to determine the sales charge rate, you and your spouse can add together shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children under the age of 21. In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

LETTER OF INTENT

         You may reduce the sales charges you pay on the purchase of Class A shares by making investments pursuant to a letter of intent. The applicable sales charge then is based upon the indicated amount intended to be invested during a thirteen-month period in shares of the Funds as to which a sales charge would be imposed and any other series of the Trust. You may compute the thirteen-month period starting up to ninety days before the date of execution of the letter of intent. Your initial investment must be at least 5% of the amount your letter of intent indicates you intend to invest. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment. During the term of the letter of intent, shares representing 5% of the indicated amount will be held in escrow. Shares held in escrow have full dividend and voting privileges. The escrowed shares will be released when the full amount indicated has been purchased. If the full indicated amount is not purchased during the term of the letter of intent, you will be required to pay CFS an amount equal to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that you would have paid on your aggregate purchase if the total of such purchases had been made at a single time, and CFS reserves the right to redeem shares from your account if necessary to satisfy that obligation. A letter of intent does not obligate you to buy or a Fund to sell the indicated amount of the shares but you should read it carefully before signing. Additional information is contained in the letter of intent included in the application.

HOW TO REDEEM SHARES

         Shares of the Funds will be redeemed at the respective net asset value next determined after receipt of a redemption request in good form on any day the NYSE is open for trading. Requests received after the time for computation of a Fund's net asset value for that day will be processed the next business day.

         If Class C shares, or Class A shares for which the initial purchase price was $1 million or more, on which no initial sales charge was imposed are redeemed within one year after purchase (other than by reinvestment of dividends or distributions), determined on a first-in, first-out basis, a contingent deferred sales charge of 1% of the purchase price will be imposed. A contingent deferred sales charge of .50% of the purchase price will be imposed on the redemption during the second year after purchase of Class A shares, where the initial purchase price was $1 million or more.

CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES

         A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates based on the lesser of the redemption price or purchase price excluding amounts not subject to the charge.

       Year of Redemption  Contingent Deferred
                  After Purchase                               Sales Charge
              -----------------------                    -----------------------

                    First                                          5%
                    Second                                         4%
                    Third or Fourth                                3%
                    Fifth                                          2%
                    Sixth                                          1%

         The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Systematic Withdrawal Plan" below), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code
Section 72(t)(2)(iv) prior to age 59 1/2 and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Calamos IRA accounts).

CONTINGENT DEFERRED SALES CHARGE - GENERAL INFORMATION.

         The following example will illustrate the operation of the contingent deferred sales charge. Assume that you make a single purchase of $10,000 of a Fund's Class B shares and that 18 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $2,000 of share appreciation to a total of $13,000. If you were then to redeem the entire $13,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $2,000 of share appreciation is subject to the charge. The charge would be at the rate of 4% ($400) because it was in the second year after the purchase was made.

         The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in July, 2001 will be eligible for the second year's charge if redeemed on or after July 1, 2002. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. CFS receives any contingent deferred sales charge directly.

REDEMPTION BY MAIL

         A written request for redemption (and an endorsed share certificate, if issued) must be received by the Trust's transfer agent at its address shown under "Purchases by Mail" above to constitute a valid redemption request.

         Your redemption request must:

1. specify the Fund, your account number and the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2.       be signed by all owners exactly as their names appear on the account;
         and

3. include a signature guarantee for each signature on the redemption request by CFS, by a securities firm that is a member of the NYSE, or by a bank, savings bank, credit union, savings and loan association or other entity that is authorized by applicable state law to guarantee signatures.

         In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person signing on its behalf. Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

REDEMPTION BY WIRE OR TELEPHONE

         Broker-dealers or other sales agents may communicate redemption orders by wire or telephone to the Trust's transfer agent. These firms may charge for their services in connection with your redemption request but the Funds do not impose any such charges. Additionally, if your shares are held for you by the Trust's transfer agent, you may redeem up to $50,000 worth of shares by telephone, as described in the prospectus under "How Can I Sell Shares?"

EXPEDITED REDEMPTION

         Unless share certificates have been issued to you, you may have redemption proceeds of at least $5,000 wired directly to a domestic commercial bank account or brokerage account that you have previously designated. Normally, such payments will be transmitted no later than the second business day following receipt of your redemption request (provided redemptions may be made under the general criteria set forth below). A $15 service charge for payment of redemption proceeds by wire will be deducted from the proceeds.

REDEMPTION BY EXCHANGE

         You may redeem all or any portion of your shares of a Fund and use the proceeds to purchase shares of any of the other Funds or Cash Account Shares (or Summit Fund Shares if your Fund shares are held in a brokerage account with Merrill Lynch and Merrill Lynch has commenced offering the exchange program for Summit Fund Shares) if your signed, properly completed application is on file. AN EXCHANGE TRANSACTION IS A SALE AND PURCHASE OF SHARES FOR FEDERAL INCOME TAX PURPOSES AND MAY RESULT IN CAPITAL GAIN OR LOSS. YOU MAY NOT MAKE MORE THAN FOUR EXCHANGES FROM ANY FUND IN ANY CALENDAR YEAR. Before exchanging into Cash Account Shares (or Summit Fund Shares), you should obtain the prospectus relating to those shares from CAM (or from Merrill Lynch, in the case of Summit Fund Shares) and read it carefully. The exchange privilege is not an offering or recommendation of Cash Account Shares or Summit Fund Shares. The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the fund being purchased. An exchange may be made by following the redemption procedure described above under "Redemption by Mail" and indicating the fund to be purchased, except that a signature guarantee normally is not required. An exchange may also be made by instructing your broker-dealer or other sales agent, who will communicate your instruction to CAM. No sales charge is imposed on purchases by exchange.

GENERAL

         A check for proceeds of a redemption will not be released until the check used to purchase the shares has been collected, which is usually no more than 15 days after purchase. You may avoid this delay by purchasing shares through a wire transfer of funds. A Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. Due to the relatively high cost of handling small accounts, each Fund reserves the right upon 30 days' written notice to involuntarily redeem, at net asset value, the shares of any shareholder whose account has a value of less than $500, unless the reduction in value to less than $500 was the result of market fluctuation. PLEASE TELEPHONE THE FUNDS IF YOU HAVE ANY QUESTIONS ABOUT REQUIREMENTS FOR A REDEMPTION BEFORE SUBMITTING A REQUEST. YOU MAY NOT CANCEL OR REVOKE YOUR REDEMPTION REQUEST ONCE YOUR INSTRUCTIONS HAVE BEEN RECEIVED AND ACCEPTED.

SHAREHOLDER ACCOUNTS

         Each shareholder of a Fund receives quarterly account statements showing transactions in shares of the Fund and with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption, dividend reinvestment, or change of shareholder address (sent to the former address).

RETIREMENT PLANS

         You may use the Funds as investments for your Individual Retirement Account ("IRA"), profit sharing or pension plan, Section 40l(k) plan, Section 403(b)(7) plan in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan and information regarding plan administration, fees, and other details are available from CFS and authorized broker-dealers.

SYSTEMATIC WITHDRAWAL PLAN

         You may request that a Fund periodically redeem shares having a specified redemption value and send you a check for the proceeds. In order to initiate the Systematic Withdrawal Plan, call (800) 823-7386 and request a Systematic Withdrawal form. Your account must have a share balance of $25,000 or more. Withdrawal proceeds are likely to exceed dividends and distributions paid on shares in your account and therefore may deplete and eventually exhaust your account. The periodic payments are proceeds of redemption and are taxable as such. The maximum annual rate at which Class B shares may be redeemed (and Class C shares in their first year following purchase and Class A shares purchased in amounts of $1,000,000 or more) under a systematic withdrawal plan is 10% of the net asset value of the account. Because a sales charge is imposed on purchases of shares of the Funds, you should not purchase shares while participating in the Systematic Withdrawal Plan. You may modify or terminate your Systematic Withdrawal Plan by written notice to the transfer agent at least seven business days prior to the start of the month in which the change is to be effective.

AUTOMATIC BANK DRAFT PLAN

         If you own shares of a Fund, you may purchase additional shares of that Fund through the Automatic Bank Draft Plan. Under the Plan, the Trust will automatically debit your bank checking account on a monthly or semi-monthly basis in an amount ($50 or more) specified by you and invest the specified amount in additional shares of the Fund. To obtain an Automatic Bank Draft Plan form, call (800) 823-7386. The Plan is not available to clients of service organizations that offer similar investment services.

EXCHANGE PRIVILEGE

         You may exchange shares of any Fund for shares of another Fund or for Cash Account Shares (or for Summit Fund Shares if your Fund shares are held in a brokerage account with Merrill Lynch) or exchange Cash Account Shares or Summit Fund Shares for shares of a Fund, without payment of any sales charge as described above under "How to Purchase Shares - Purchase by Exchange" and "How to Redeem Shares - Redemption by Exchange."

NET ASSET VALUE

         In computing the net asset value of each Fund, portfolio securities, including options, that are traded on a national securities exchange and securities reported on the Nasdaq National Market System are valued at the last reported sales price. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Each outstanding futures contract is valued at the official settlement price for the contract on the exchange on which the contract is traded, except that if the market price of the contract has increased or decreased by the maximum amount permitted on the valuation date ("up or down the limit"), the contract is valued at a fair value as described below. Short-term obligations with maturities of 60 days or less are valued at amortized cost.

         When market quotations are not readily available or when the valuation methods mentioned above do not produce a value reflective of the fair value of the security, the security is valued at a fair value following procedures approved by the board of trustees or a committee thereof. These procedures include determining in good faith fair value on the basis of valuations furnished by pricing services approved by the board of trustees or a committee thereof, which include market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, as well as on the basis of appraisals received from a pricing service using a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

         Each Fund's net asset value is determined only on days on which the NYSE is open for trading. That Exchange is regularly closed on Saturdays and Sundays and on New Year's Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

         Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the Fund's portfolio may be significantly affected on days when shares of the Fund may not be purchased or redeemed.

REDEMPTION IN KIND

         The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Redemptions in excess of these amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.

                             PERFORMANCE INFORMATION

TOTAL RETURN

         From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during a period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

         Average Annual Total Return will be computed as follows:


                                          n
              ERV          =        P(1+T)

              Where:       P        =       a hypothetical initial investment of $1,000

                           T        =       average annual total return

                           n        =       number of years

                           ERV      =       ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof)

         The Funds may also quote after-tax total returns to show the impact of assumed federal income taxes on an investment in the Funds. The Funds' total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Funds for a specified period of time. The Funds' total return "after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the highest marginal individualized federal tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored.

         Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. Average Annual Total Return (After Taxes on Distributions) is computed as follows:

                                      n
                          ATV = P(l+T)
                             D
         Where:        P = a hypothetical initial investment of $1,000
                       T = average annual total return (after taxes on distributions)
                       n = number of years
                       ATVD = ending value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemptions.

                  Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) is computed as follows:

                                 n
                     ATV = P(l+T)
                        DR

            Where:   P = a hypothetical initial investment of $1,000
                     T = average annual total return (after taxes on distributions and redemption) n = number of years
                     ATVDR = ending value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions and redemption.

            Total Return (taking into account the effect of the sales charge) and Average Annual Total Return for each of the Funds was as shown below for the following periods ended March 31, 2002.

                                             Cumulative Total Return                   Average Annual Total Return
                                     ----------------------------------------   -----------------------------------------
                                     Class A    Class B    Class C    Class I   Class A    Class B     Class C    Class I
                                     -------    -------    -------    -------   -------    -------     -------    -------
         Fund Description               (%)      (%)         (%)        (%)       (%)        (%)         (%)        (%)
         ----------------               ---      ---         ---        ---       ---        ---         ---        ---

Convertible Fund
Return before taxes
     1 Year........................    -1.34      -2.20        1.82      3.83     -1.34      -2.20        1.82       3.83
     5 Years.......................    78.46        N/A       83.32       N/A     12.28        N/A       12.89        N/A
     10 Years......................   221.91        N/A         N/A       N/A     12.40        N/A         N/A        N/A
     Life of Class (A Shares,
        6/21/85;  B Shares,
        9/11/00;C Shares 7/5/96 and
        I Shares, 6/25/97).........   522.46       4.39      103.99     72.10     11.52       2.81        13.23      12.07




Return after taxes on distributions
     1 Year........................    -3.02      -3.53        0.35      1.90     -3.02      -3.53         0.35       1.90
     5 Years.......................    66.72        N/A       65.12       N/A      9.70        N/A        10.55        N/A
     10 Years......................   159.28        N/A         N/A       N/A      9.46        N/A          N/A        N/A
     Life of Class.................   322.40      -0.62       80.55     51.87      8.97      -0.40        10.85       9.17
Return after taxes on distributions
  and sale of Fund shares
     1 Year........................    -0.67      -1.19        1.29      2.52     -0.67      -1.19         1.29       2.52
     5 Years.......................    60.81        N/A       58.96       N/A      9.04        N/A         9.71        N/A
     10 Years......................   146.53        N/A         N/A       N/A      8.96        N/A          N/A        N/A
     Life of Class.................   295.28       1.91       72.65     49.06      8.54       1.23         9.99       8.74

                                                 Cumulative Total Return                   Average Annual Total Return
                                        ---------------------------------------   -----------------------------------------
                                        Class A   Class B    Class C    Class I   Class A    Class B     Class C    Class I
                                        -------   -------    -------    -------   -------    -------     -------    -------
         Fund Description                  (%)      (%)         (%)        (%)       (%)        (%)         (%)        (%)
         ----------------                  ---      ---         ---        ---       ---        ---         ---        ---

Convertible Growth & Income
  Fund
Return before taxes
     1 Year..........................      1.46      0.74       4.75       6.77      1.46       0.74        4.75       6.77
     5 Years.........................    122.46       N/A     130.90        N/A     17.34        N/A       18.22        N/A
     10 Years........................    316.65       N/A        N/A        N/A     15.34        N/A         N/A        N/A
     Life of Class (A Shares,
       9/22/88;  B Shares, 9/11/00;
       C Shares, 8/5/96 and I Shares,
       9/18/97)......................    560.20      2.71     155.71      97.00     14.98       1.74       18.07      16.14
Return after taxes on distributions
     1 Year..........................      0.30     -0.14       3.83       5.45      0.30      -0.14        3.83       5.45
     5 Years.........................    105.24       N/A     104.71        N/A     14.35        N/A       15.41        N/A
     10 Years........................    225.38       N/A        N/A        N/A     11.98        N/A         N/A        N/A
     Life of Class...................    372.88     -1.24     123.80      73.35     12.18      -0.80       15.32      12.91
Return after taxes on distributions
  and sale of Fund shares
     1 Year..........................      1.02      0.58       3.06       4.29      1.02       0.58        3.06       4.29
     5 Years.........................     93.08       N/A      92.11        N/A     13.08        N/A       13.95        N/A
     10 Years........................    202.67       N/A        N/A        N/A     11.21        N/A         N/A        N/A
     Life of Class...................    332.87      1.04     108.68      66.38     11.45       0.67       13.90      11.89

Market Neutral Fund
Return before taxes
     1 Year..........................      0.75      0.07       4.07       6.09      0.75       0.07        4.07       6.09
     5 Years.........................     61.21       N/A        N/A        N/A     10.02        N/A         N/A        N/A
     10 Years........................    129.23       N/A        N/A        N/A      8.65        N/A         N/A        N/A
     Life of Class (A Shares, 9/4/90;
       B Shares, 9/11/00;
       C Shares 2/16/00 and
       I Shares, 5/20/00)............    177.69      7.59      17.20      15.77      9.23       4.83        7.77       8.06
Return after taxes on distributions
     1 Year..........................     -0.36     -0.83       3.16       4.82     -0.36      -0.83        3.16       4.82
     5 Years.........................     53.71       N/A        N/A        N/A      7.92        N/A         N/A        N/A
     10 Years........................     94.68       N/A        N/A        N/A      6.37        N/A         N/A        N/A
     Life of Class...................    115.35      4.52      13.59      11.48      6.85       2.89        6.19       5.92
Return after taxes on distributions
   and sale of Fund shares
     1 Year..........................      0.43      0.02       2.48       3.71      0.43       0.02        2.48       3.71
     5 Years.........................     47.74       N/A        N/A        N/A      7.21        N/A         N/A        N/A
     10 Years........................     86.55       N/A        N/A        N/A      5.97        N/A         N/A        N/A
     Life of Class...................    106.27      4.51      11.91      10.43      6.46       2.88        5.45       5.39

                                                    Cumulative Total Return                   Average Annual Total Return
                                           ---------------------------------------   -----------------------------------------
                                           Class A   Class B    Class C    Class I   Class A    Class B     Class C    Class I
                                           -------   -------    -------    -------   -------    -------     -------    -------
         Fund Description                     (%)      (%)         (%)        (%)       (%)        (%)         (%)        (%)
         ----------------                     ---      ---         ---        ---       ---        ---         ---        ---
Growth Fund
Return before taxes
     1 Year............................      -3.21       -4.14    -0.16       1.88      -3.21     -4.14       -0.16       1.88
     5 Years...........................     234.96         N/A   246.85        N/A      27.35       N/A       28.24        N/A
     10 Years..........................     465.68         N/A      N/A        N/A      18.92       N/A         N/A        N/A
     Life of Class (A Shares, 9/4/90;
       B Shares, 9/11/00;
       C Shares 9/3/96; and
       I Shares, 9/18/97)..............     728.74      -15.88   265.39     152.03      20.06    -10.55       26.18      22.63
Return after taxes on distributions
     1 Year............................      -3.21       -4.14    -0.16       1.88      -3.21     -4.14       -0.16       1.88
     5 Years...........................     208.82         N/A   204.55        N/A      24.08       N/A       24.95        N/A
     10 Years..........................     362.57         N/A      N/A        N/A      15.99       N/A         N/A        N/A
     Life of Class.....................     543.79      -17.62   210.28     122.52      17.46    -11.75       22.54      19.30
Return after taxes on distributions
  and sale of Fund shares
     1 Year............................      -1.97       -2.54    -0.10       1.15       -1.97    -2.54       -0.10       1.15
     5 Years...........................     180.55         N/A   176.89        N/A       21.81      N/A       22.59        N/A
     10 Years..........................     315.97         N/A      N/A        N/A       14.79      N/A         N/A        N/A
     Life of Class.....................     471.26       12.49   182.97     106.94       16.26    -8.24       20.52      17.41


Global Convertible Fund
Return before taxes
     1 Year............................      -4.32       -4.93    -1.27       0.76       -4.32    -4.93       -1.27       0.76
     5 Years...........................      65.97         N/A    72.19        N/A       10.66      N/A       11.48        N/A
     Life of Class (A Shares, 9/9/96;
       B Shares, 9/11/00; C Shares,
       9/24/96; and I Shares, 9/18/97..      79.31       -8.02    85.32      49.69       11.08     -5.25      11.84       9.31


Return after taxes on distributions
     1 Year............................      -5.64       -6.06    -2.38      -0.73       -5.64     -6.06      -2.38      -0.73
     5 Years...........................      58.07         N/A    57.66        N/A        8.52       N/A       9.53        N/A
     Life of Class.....................      62.49      -12.51    69.54      36.47        9.13     -8.26      10.05       7.10
Return after taxes on distributions
  and sale of Fund shares
     1 Year............................      -2.60       -2.97    -0.72       0.52       -2.60     -2.97      -0.72       0.52
     5 Years...........................      52.84         N/A    52.04        N/A        7.94       N/A       8.74        N/A
     Life of Class.....................      56.58       -7.73    62.02      34.63        8.40     -5.06       9.14       6.78

                                                    Cumulative Total Return                   Average Annual Total Return
                                           ---------------------------------------   -----------------------------------------
                                           Class A   Class B    Class C    Class I   Class A    Class B     Class C    Class I
                                           -------   -------    -------    -------   -------    -------     -------    -------
         Fund Description                     (%)      (%)         (%)        (%)       (%)        (%)         (%)        (%)
         ----------------                     ---      ---         ---        ---       ---        ---         ---        ---

High Yield Fund
Return before taxes
     1 Year...........................        3.76      3.28       7.38        N/A      3.76       3.28        7.38        N/A
     Life of Class (A Shares, 8/1/99;
       B Shares, 12/21/00; and C
       Shares, 12/21/00)..............        9.53     12.42      16.43        2.68     3.48       9.63       12.69        N/A
Return after taxes on distributions
     1 Year...........................        1.57      1.23       5.29         N/A     1.57       1.23        5.29        N/A
     Life of Class....................        3.09      8.75      12.63        2.32     1.15       6.81        9.78        N/A
Return after taxes on distributions
  and sale of Fund shares
     1 Year...........................        2.22      1.93       4.45         N/A     2.22       1.93        4.45        N/A
     Life of Class....................        4.27      8.04      11.18        1.64     1.58       6.26        8.68        N/A


Mid Cap Value Fund
Return before taxes
     Life of Class (A Shares, 1/2/02;
       B Shares, 1/2/02;
       C Shares, 1/2/02)..............       -5.81     -6.24      -2.19        0.71      N/A        N/A         N/A        N/A



Return after taxes on distributions
     Life of Class....................       -5.81     -6.24      -2.19        0.71      N/A        N/A         N/A        N/A
Return after taxes on distributions
  and sale of Fund shares
     Life of Class....................       -3.57     -3.83      -1.34        0.44      N/A        N/A         N/A        N/A

YIELD

            Each Fund other than Growth Fund may also quote yield figures. The yield of a Fund is calculated by dividing its net investment income per share (a hypothetical figure as defined in SEC rules) during a 30-day period by the net asset value per share on the last day of the period. The yield formula provides for semiannual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. The yield is not based on actual dividends paid.

            Yield will be computed as follows:

                                       6
            YIELD=       2[((a-b/cd)+1) -1]


            Where:       a =    dividends and interest earned during the period


                         b = expenses accrued for the period (net of reimbursements)


                         c = the average daily number of shares outstanding during the period that were entitled to receive dividends


                         d = the maximum offering price per share on the last day of the period

            The annualized yields of Market Neutral Fund and High Yield Fund for the 30 days ended March 31, 2002 were as follows:

                                                  Class A     Class B      Class C     Class I
                                                  -------     -------      -------     -------
                      Market Neutral Fund          1.34         0.60         0.60        1.56
                      High Yield Fund              4.71         3.89         4.22        5.36



            The figures quoted assume reinvestment of all dividends and distributions. Quotations of Average Annual Total Return take into account the effect of any sales charge on the amount available for investment or redemption; quotations of Total Return will indicate whether or not the effect of the sales charge is included. The figures will not necessarily be indicative of future performance. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although information such as yield and total return is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

            In advertising and sales literature, the performance of a Fund may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, other accounts or partnerships managed by CAM, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or accounts differs from that of the Funds. Comparison of a Fund to an alternative investment should consider differences in features and expected performance.

            All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Funds generally believe to be accurate. A Fund may also note its mention (including performance or other comparative rankings) in newspapers, magazines, or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data. Newspapers and magazines that might mention the Funds include, but are not limited to, the following:

                       Barron's                         Money
                       Business Week                    Mutual Fund Letter
                       Changing Times                   Mutual Fund Magazine
                       Chicago Tribune                  Mutual Fund Values (Morningstar)
                       Chicago Sun-Times                Newsweek
                       Crain's Chicago Business         The New York Times
                       Consumer Reports                 Pensions and Investments
                       Consumer Digest                  Personal Investor
                       Financial World                  Smart Money
                       Forbes                           Stanger Reports
                       Fortune                          Time
                       Investor's Daily                 USA Today
                       Los Angeles Times                U.S. News and World Report
                                                        The Wall Street Journal

            When a newspaper, magazine or other publication mentions a Fund, such mention may include: (i) listings of some or all of the Fund's holdings,
(ii) descriptions or characteristics of some or all of the securities held by the Fund, including price-earnings ratios, earnings, growth rates and other statistical information, and comparisons of that information to similar statistics for the securities comprising any of the indexes or averages listed above; and (iii) descriptions of the Fund's or CAM's economic and market outlook, generally and for the Fund.

            Various newspapers and publications including those listed above may also make mention of a Fund's portfolio managers. The portfolio managers and other members of CAM's staff may make presentations at conferences or trade shows, appear on television or radio programs, or conduct or participate in telephone conference calls, and a Fund may announce those presentations, appearances or calls to some or all shareholders, or to potential investors in the Fund. Biographical and other information about a Fund's portfolio managers, including information about awards received by a portfolio manager or mentions of a manager in the media, may also be described or quoted in Fund advertisements or sales literature.

            Each Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.

            The performance of a Fund may be compared to various indexes or averages, including but not limited to the Credit Suisse First Boston Convertible Index, the DLJ High Yield Index, the Lehman Brothers Government/Corporate Index, 30-day Treasury Bills, the Lipper Balanced Fund Index, the Lipper Convertible Fund Index, the Lipper Growth and Income Index, the Lipper Growth Fund Average, the Lipper Long-Term Income Fund Index, the Merrill Lynch High Yield Master Index, the Morgan Stanley Capital International World Index, the Russell Mid-Cap Value Index, the Standard & Poor's 500 Stock Index, the Standard & Poor's 400 MidCap Index and the Value Line Index. The performance of a Fund may also be compared to the Russell 2000 Index, the Wilshire Small Growth Index, and the Fisher Small-Cap Growth Index, all supplied by the Carmack Group.

            The Lipper averages are unweighted averages of total return performance of mutual funds as classified, calculated and published by Lipper, Inc. ("Lipper"), an independent service that monitors the performance of more than 1,000 funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place a Fund into) a new category, that Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service. Moreover, each Fund may compare its performance or ranking against all funds tracked by Lipper or another independent service.

            The Funds may cite their ratings, recognition, or other mention by Morningstar, Inc. ("Morningstar") or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and ten-year (if applicable) Morningstar Rating metrics.

            To illustrate the historical returns on various types of financial assets, the Portfolios may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills and Consumer Price Index.

                                   DISTRIBUTOR

            CFS, a broker-dealer whose sole shareholder and principal officer is John P. Calamos, serves as principal underwriter and distributor for the Funds, subject to change by a majority of the "non-interested" trustees at any time. CFS is located at 1111 East Warrenville Road, Naperville, Illinois 60563-1493. CFS is responsible for all purchases, sales, redemptions and other transfers of shares of the Funds without any charge to the Funds except the fees paid to CFS under the Distribution Plans. CFS is also responsible for all expenses incurred in connection with its performance of services for the Funds, including, but not limited to, personnel, office space and equipment, telephone, postage and stationery expenses. CFS receives commissions from sales of shares of the Funds that are not expenses of the Funds but represent sales commissions added to the net asset value of shares purchased from the Funds. See "How to Purchase Shares -- Offering Price" in the prospectus. CFS also receives brokerage commissions for executing portfolio transactions for the Funds. See "Portfolio Transactions." CFS received and retained commissions on the sale of shares of each of the Funds as shown below during the indicated periods:

                                     Year Ended   Year Ended   Year Ended
        Description of Fund           3/31/02       3/31/01     3/31/00
        -------------------          ----------   ----------   ----------

Convertible Fund
       Commissions received          $1,764,136   $  851,128   $  284,336
       Commissions retained             288,924      153,087       50,153

Convertible Growth and Income Fund
       Commissions received           1,802,115      592,317      151,741
       Commissions retained             313,483      107,383       25,787

Market Neutral Fund
       Commissions received           1,310,016      178,367       17,345
       Commissions retained             233,631       24,846        2,722

Growth Fund
       Commissions received           6,542,304    1,777,326       78,358
       Commissions retained           1,225,265      408,255       13,555

                                     Year Ended   Year Ended   Year Ended
        Description of Fund            3/31/02       3/31/01     3/31/00
        -------------------          ----------   ----------   ----------

Global Convertible Fund
       Commissions received              22,090       23,150      14,090
       Commissions retained               3,905        7,199       2,420

High Yield Fund*
       Commissions received              31,298        9,898      24,745
       Commissions retained              11,687        7,691       4,928

Mid Cap Value Fund**
       Commissions received               5,909          N/A         N/A
       Commissions retained               4,025          N/A         N/A

*  High Yield Fund commenced operations in August 1, 1999.
** Mid Cap Value Fund commenced operations on January 2, 2002.

            CFS has the exclusive right to distribute shares of the Funds through affiliated and unaffiliated dealers. The obligation of CFS is an agency or "best efforts" arrangement, which does not obligate CFS to sell any stated number of shares.

            In connection with the exchange privilege, CFS acts as a service organization for the Money Market Portfolio, which is a portfolio of Cash Account Trust. For its services it receives from the portfolios or their affiliates fees at a rate of .60% of the average annual net assets of each account in the portfolio established through the exchange plan.

            CFS from its own resources may pay additional compensation to persons who sell Fund shares or provide subaccounting and shareholder servicing. Such additional compensation may amount to as much as .25% of the offering price, depending on the volume of sales or anticipated volume of sales attributable to the recipient of the commission, and up to .10% of the annual average value of shares held in such accounts.

                             PORTFOLIO TRANSACTIONS

            Portfolio transactions on behalf of the Funds effected on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Funds includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

            In executing portfolio transactions, CAM uses its best efforts to obtain for the Funds the most favorable combination of price and execution available. In seeking the most favorable combination of price and execution, CAM considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker-dealer and the quality of service rendered by the broker-dealer in other transactions.

            The trustees have determined that portfolio transactions for the Funds may be executed through CFS if, in the judgment of CAM, the use of CFS is likely to result in prices and execution at least as favorable to the Funds as those available from other qualified brokers and if, in such transactions, CFS charges the Funds commission rates consistent with those charged by CFS to comparable unaffiliated customers in similar transactions. The board of trustees, including a majority of the trustees who are not "interested" trustees, has adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to CFS are consistent with the foregoing standard. The Funds will not effect principal transactions with CFS.

            Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable combination of net price and execution available and such other policies as the trustees may determine, CAM may consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions for that Fund.

            In allocating the Funds' portfolio brokerage transactions to unaffiliated broker-dealers, CAM may take into consideration the research, analytical, statistical and other information and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. Although CAM believes these services have substantial value, they are considered supplemental to CAM's own efforts in the performance of its duties under the management agreement. As permitted by Section 28(e) of the Securities Exchange Act of 1934 ("1934 Act"), CAM may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for a Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by CAM to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of CAM may indirectly benefit from the availability of these services to CAM, and the Funds may indirectly benefit from services available to CAM as a result of transactions for other clients.

            In certain cases, CAM may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. In each case, CAM makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by CAM personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by CAM through brokerage commissions generated by transactions of its clients, including the Funds. CAM pays the provider in cash for the non-research portion of its use of these products or services.

            For the fiscal year ended March 31, 2002, the following table shows for each Fund: (i) the aggregate principal amount of all portfolio transactions;
(ii) the percentage of the aggregate principal amount of all portfolio transactions executed by CFS as agent; (iii) the aggregate principal amount of all transactions executed on an agency basis, as to which the Fund paid brokerage commissions; (iv) the percentage of the aggregate principal amount of such transactions executed through CFS; (v) the aggregate brokerage commissions (excluding the gross underwriting spread on securities purchased in underwritten public offerings) paid to all brokers; (vi) the aggregate brokerage commissions paid to CFS; and (vii) the percentage of aggregate brokerage commissions paid to CFS.

                              (i)              (ii)           (iii)           (iv)            (v)             (vi)         (vii)
                              ---              ----           -----           ----            ---             ----         -----
                                             % OF (i)                       % OF (iii)
                                             EXECUTED      AMOUNT OF         EXECUTED
                          AMOUNT OF ALL      THROUGH        AGENCY           THROUGH      AGGREGATE       COMMISSIONS     (vi) AS %
    DESCRIPTION           TRANSACTIONS         CFS        TRANSACTIONS         CFS       COMMISSIONS      PAID TO CFS       OF (v)
    -----------          --------------       -----       ------------      ---------    -----------      -----------     ---------
Convertible Fund
    Year Ended 3/31/02   $  641,838,574        5.1%     $  165,276,773         19.7%        $282,341         $98,727        35.0%

    Year Ended 3/31/01      510,488,202       10.5          78,675,065         68.3          143,325          98,234        68.5
    Year Ended 3/31/00      275,713,318        1.7          37,618,293         35.6           61,062          22,444        36.8


Convertible Growth
 and Income Fund
    Year Ended 3/31/02      402,136,903        6.4          87,846,157         29.2          164,020          71,865        43.8

    Year Ended 3/31/01      182,464,230        5.5          19,626,356         50.9           34,015          21,687        63.8
    Year Ended 3/31/00       88,653,682        5.2          14,736,948         31.2           25,676           6,554        25.5

Market Neutral Fund
    Year Ended 3/31/02    1,604,832,608        2.7         426,031,452          9.9          844,142         107,016        12.7

    Year Ended 3/31/01      385,399,304        4.7          88,619,140         20.3          133,549          30,793        23.1
    Year Ended 3/31/00       48,457,692        5.0           8,904,193         27.2           15,866           5,418        34.1

Growth Fund
    Year Ended 3/31/02    2,136,660,744       20.3       1,799,068,218         24.1        2,727,401         748,098        27.4

    Year Ended 3/31/01      333,547,634       48.8         182,190,125         89.3          270,616         249,768        92.3
    Year Ended 3/31/00       91,228,436       38.4          46,647,932         75.1           71,586          53,342        74.5

Global Convertible
 Fund
    Year Ended 3/31/02       26,224,179        3.1           5,988,393         13.5           14,167           2,646        18.7

    Year Ended 3/31/01       34,699,760        6.5           3,788,094         59.7            4,852           2,203        45.4
    Year Ended 3/31/00       18,301,088        6.3           2,139,082         54.0            3,932           2,014        51.2

High Yield Fund*
    Year Ended 3/31/02        9,849,433        0.0***          292,926          0.5              395              32         8.1

    Year Ended 3/31/01        1,824,842        0.0              59,471          0.0              108               0         0.0
    Year Ended 3/31/00          630,827        2.5              16,063        100.0               30              30       100.0

Mid Cap Value
 Fund**
    Year Ended 3/31/02          880,414       27.7             785,421         31.1            1,451             573        39.5

*   High Yield Fund commenced operations on August 1, 1999.
**  Mid Cap Value Fund commenced operations on January 2, 2002.
*** Less than 0.0%.

Of the aggregate brokerage commissions paid during the year ended March 31, 2002, Convertible Fund, Convertible Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Convertible Fund and Mid Cap Value Fund paid commissions of $44,754, $36,648, $112,792, $880,774, $192, and $10,086,
respectively, to brokers who furnished research services.

                                    TAXATION

            The following is only a summary of certain tax considerations affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

            At the time of your purchase, a Fund's net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by that Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as a dividend or capital gain distribution.

            Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect to a Fund of those transactions is a gain, the income dividend paid by the Fund will be increased; if the result is a loss, the income dividend paid will be decreased.

            Income received by a Fund from sources within various foreign countries will be subject to foreign income taxes withheld at the source. Under the Internal Revenue Code, if more than 50% of the value of a Fund's total assets at the close of its taxable year comprises securities issued by foreign corporations, the Fund may file an election with the Internal Revenue Service to "pass through" to its shareholders the amount of foreign income taxes paid by that Fund. Pursuant to that election, shareholders would be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Fund; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

            Each Fund intends to continue to qualify, and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") so as to be relieved of federal income tax on its net investment income and capital gains that it currently distributes to shareholders.

            The Funds must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of securities; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. Government securities, securities of other regulated investment companies, and other securities such that no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund must not hold through such other securities more than 10% of the outstanding voting stock of any issuer, and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities).

            In order to maintain the qualification of the Fund's status as a regulated investment company, the Trust may, in its business judgment, restrict the Fund's ability to enter into stock index futures contracts or options on such futures contracts or engage in short-term trading and transactions in securities (including stock index futures contracts and options on such futures contracts). For the same reason, the Trust may, in its business judgement, require the Fund to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do so.

                             ALLOCATION AMONG FUNDS

            The assets received by the Trust from the sale of shares of each Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to that Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expense in respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund shall be allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to that Fund as are declared by the trustees. Upon any liquidation of a Fund, shareholders thereof are entitled to share pro rata in the net assets belonging to that Fund available for distribution.

                              CERTAIN SHAREHOLDERS

            The only persons known to own beneficially (as determined in accordance with rule 13d-3 under the 1934 Act) 5% or more of the outstanding shares of any Fund at July 24, 2002 were:

                                                                                      PERCENTAGE (%) OF
                                                              NUMBER                  OUTSTANDING SHARES
                  SHAREHOLDER                                OF SHARES                   OF THE FUNDS
                  -----------                                ---------                ------------------
CONVERTIBLE FUND -- CLASS A

    Merrill Lynch & Co., Inc.                                4,013,472                        20%
    For the Sole Benefit of its Customers
    Attn.:  Fund Admin-97HC5
    4800 Deer Lake Dr., 2nd Floor
    Jacksonville, FL  32246-6484
    (Owned of Record)

    Charles Schwab Co.                                       2,134,054                        11%
    Reinvest Account
    101 Montgomery St.
    San Francisco, CA  94104-4122
    (Owned of Record)

    Prudential Securities Inc.                               1,369,520                         7%
    Special Custody Account FBO Clients
    Attn.:  Mutual Funds
    1 New York Plz
    New York, NY  10292-0001
    (Owned of Record)

                                                                                      PERCENTAGE (%) OF
                                                              NUMBER                  OUTSTANDING SHARES
                  SHAREHOLDER                                OF SHARES                   OF THE FUNDS
                  -----------                                ---------                ------------------
CONVERTIBLE FUND -- CLASS B
                                                             2,705,212                        52%
    Merrill Lynch & Co., Inc.
    For the Sole Benefit of its Customers
    Attn.:  Fund Admin-97HC5
    4800 Deer Lake Dr., 2nd Floor
    Jacksonville, FL  32246-6484
    (Owned of Record)

CONVERTIBLE FUND -- CLASS C

    Merrill Lynch & Co., Inc.                                7,713,972                        51%
    For the Sole Benefit of its Customers
    Attn.:  Fund Admin-97HC5
    4800 Deer Lake Dr., 2nd Floor
    Jacksonville, FL  32246-6484
    (Owned of Record)

CONVERTIBLE FUND -- CLASS I

    La Cross Company                                         1,348,075                        65%
    For the Benefit of its Customers
    311 Main St.
    P.O. Box 489
    La Crosse, WI  54602-0489
    (Owned of Record)

    Daniel E. Koshland Jr. Tr.                                 283,126                        14%
    Daniel E. Koshland Jr. Charitable Remainder Trust
    U/A DTD Jan. 21, 1996
    P.O. Box 7310
    Menlo Park, CA  94026-7310
    (Owned Beneficially)

    Wexford Clearing Services Corp. FBO                        152,518                         7%
    John P. Calamos
    Nick P. Calamos Co-Trustees
    Calamos Financial Ser. Inc. Empl. PS Plan*
    Naperville, IL  60563-1405
    (Owned of Record)

                                                                                      PERCENTAGE (%) OF
                                                              NUMBER                  OUTSTANDING SHARES
                  SHAREHOLDER                                OF SHARES                   OF THE FUNDS
                  -----------                                ---------                ------------------
CONVERTIBLE GROWTH & INCOME FUND -- CLASS A

    Charles Schwab Co.                                       2,903,891                        22%
    Reinvest Account
    101 Montgomery St.
    San Francisco, CA  94104-4122
    (Owned of Record)

    Merrill Lynch & Co., Inc.                                2,272,479                        17%
    For the Sole Benefit of its Customers
    Attn.:  Fund Admin-97HC5
    4800 Deer Lake Dr., 2nd Floor
    Jacksonville, FL  32246-6484
    (Owned of Record)

CONVERTIBLE GROWTH & INCOME FUND -- CLASS B

    Merrill Lynch & Co., Inc.                                1,721,858                        42%
    For the Sole Benefit of its Customers
    Attn.:  Fund Admin-97HC5
    4800 Deer Lake Dr., 2nd Floor
    Jacksonville, FL  32246-6484
    (Owned of Record)

CONVERTIBLE GROWTH & INCOME FUND -- CLASS C

    Merrill Lynch & Co., Inc.                                3,448,732                        47%
    For the Sole Benefit of its Customers
    Attn.:  Fund Admin-97HC5
    4800 Deer Lake Dr., 2nd Floor
    Jacksonville, FL  32246-6484
    (Owned of Record)

CONVERTIBLE GROWTH & INCOME FUND -- CLASS I

    Wexford Clearing Services Corp. FBO                        123,152                        61%
    John P. Calamos
    Nick P. Calamos Co-Trustees
    Calamos Financial Ser. Inc. Empl. PS Plan*
    Naperville, IL  60563-1405
    (Owned of Record)

                                                                                      PERCENTAGE (%) OF
                                                              NUMBER                  OUTSTANDING SHARES
                  SHAREHOLDER                                OF SHARES                   OF THE FUNDS
                  -----------                                ---------                ------------------
    Security Trust Company                                      71,431                        36%
    FBO Calamos Asset Management Inc.
    401K Plan
    2390 E. Camelback Rd., Suite 240
    Phoenix, AZ  85016-3474
    (Owned of Record)

MARKET NEUTRAL FUND -- CLASS A

    Charles Schwab Co.                                       7,844,211                        33%
    Reinvest Account
    101 Montgomery St.
    San Francisco, CA  94104-4122
    (Owned of Record)

    Merrill Lynch & Co., Inc.                                3,363,057                        14%
    For the Sole Benefit of its Customers
    Attn.:  Fund Admin-97HC5
    4800 Deer Lake Dr., 2nd Floor
    Jacksonville, FL  32246-6484
    (Owned of Record)

MARKET NEUTRAL FUND -- CLASS B

    Merrill Lynch & Co., Inc.                                  857,568                        25%
    For the Sole Benefit of its Customers
    Attn.:  Fund Admin-97HC5
    4800 Deer Lake Dr., 2nd Floor
    Jacksonville, FL  32246-6484
    (Owned of Record)

MARKET NEUTRAL FUND -- CLASS C

    Merrill Lynch & Co., Inc.                                6,040,482                        51%
    For the Sole Benefit of its Customers
    Attn.:  Fund Admin-97HC5
    4800 Deer Lake Dr., 2nd Floor
    Jacksonville, FL  32246-6484
    (Owned of Record)

                                                                                      PERCENTAGE (%) OF
                                                              NUMBER                  OUTSTANDING SHARES
                  SHAREHOLDER                                OF SHARES                   OF THE FUNDS
                  -----------                                ---------                ------------------
MARKET NEUTRAL FUND -- CLASS I

    First Hawaiian Bank Corp. Co. Tr.                          758,641                        35%
    FBO Hawaii Carpenters Finl.
    Security Fund UAD Nov. 06 90
    c/o Marshall & Ilsley Trust Co.
    P.O. Box 2977
    Milwaukee, WI  53201-2977
    (Owned of Record)

    First Hawaiian Bank Corp. Co. Tr.                          757,516                        35%
    Hotel Union & Hotel Industry of Hawaii Pension Fund
    c/o M & I Trust Co.
    Attention:  Brian Mellor
    1000 N. Water St., 14th Floor
    Milwaukee, WI  53201-6648
    (Owned of Record)

    Charles Schwab Co.                                         250,585                        11%
    Reinvest Account
    101 Montgomery St.
    San Francisco, CA  94104-4122
    (Owned of Record)

    US Bank National Association                               245,582                        11%
    Minnesota Power & Affiliated
    Master Pension Trust
    180 E. Fifth St.
    P.O. Box 64488
    Saint Paul, MN  55164-0488
    (Owned of Record)

GROWTH FUND -- CLASS A

    Merrill Lynch & Co., Inc.                                4,375,775                        12%
    For the Sole Benefit of its Customers
    Attn.:  Fund Admin-97HC5
    4800 Deer Lake Dr., 2nd Floor
    Jacksonville, FL  32246-6484
    (Owned of Record)

                                                                                      PERCENTAGE (%) OF
                                                              NUMBER                  OUTSTANDING SHARES
                  SHAREHOLDER                                OF SHARES                   OF THE FUNDS
                  -----------                                ---------                ------------------
    Prudential Securities Inc.                                 3,814,621                        11%
    Special Custody Account FBO Clients
    Attn.:  Mutual Funds
    1 New York Plz.
    New York, NY  10292-0001
    (Owned of Record)

    Charles Schwab Co.                                         3,308,472                         9%
    Reinvest Account
    101 Montgomery St.
    San Francisco, CA  94104-4122
    (Owned of Record)

GROWTH FUND -- CLASS B

    Merrill Lynch & Co., Inc.                                  1,045,487                        22%
    For the Sole Benefit of its Customers
    Attn.:  Fund Admin-97HC5
    4800 Deer Lake Dr., 2nd Floor
    Jacksonville, FL  32246-6484
    (Owned of Record)

GROWTH FUND -- CLASS C

    Merrill Lynch & Co., Inc.                                  5,202,123                        41%
    For the Sole Benefit of its Customers
    Attn.:  Fund Admin-97HC5
    4800 Deer Lake Dr., 2nd Floor
    Jacksonville, FL  32246-6484
    (Owned of Record)

GROWTH FUND -- CLASS I

    Northern Trust Company Cust.                                 872,454                        78%
    FBO:  Kohler A/C 22-08691
    P.O. Box 92956
    Chicago, IL  60675-2956
    (Owned of Record)

    Bost & Company                                               116,937                        10%
    A/C #10109338004
    P.O. Box 534005
    Pittsburgh, PA  15253-4005
    (Owned of Record)

                                                                                      PERCENTAGE (%) OF
                                                              NUMBER                  OUTSTANDING SHARES
                  SHAREHOLDER                                OF SHARES                   OF THE FUNDS
                  -----------                                ---------                ------------------
  Wexford Clearing Services Corp. FBO                           63,291                         6%
    John P. Calamos
    Nick P. Calamos Co-Trustees
    Calamos Financial Ser. Inc. Empl. PS Plan*
    Naperville, IL  60563-1405
    (Owned of Record)

    Security Trust Company                                      58,231                         5%
    FBO Calamos Asset Management Inc.
    401K Plan
    2390 E. Camelback Rd., Suite 240
    Phoenix, AZ  85016-3474
    (Owned of Record)

GLOBAL CONVERTIBLE FUND -- CLASS A

    Charles Schwab Co.                                         143,631                         6%
    Reinvest Account
    101 Montgomery St.
    San Francisco, CA  94104-4122
    (Owned of Record)

    Merrill Lynch & Co., Inc.                                  136,295                         6%
    For the Sole Benefit of its Customers
    Attn.:  Fund Admin-97HC5
    4800 Deer Lake Dr., 2nd Floor
    Jacksonville, FL  32246-6484
    (Owned of Record)


GLOBAL CONVERTIBLE FUND -- CLASS B

    Merrill Lynch & Co., Inc.                                   80,657                        40%
    For the Sole Benefit of its Customers
    Attn.:  Fund Admin-97HC5
    4800 Deer Lake Dr., 2nd Floor
    Jacksonville, FL  32246-6484
    (Owned of Record)

    US Bank NA Cust.                                            10,228                         5%
    Fred Milstein IRA A/C
    18 Sunburst Dr.
    Deer Park, NY  11729-6813
    (Owned Beneficially)

                                                                                      PERCENTAGE (%) OF
                                                              NUMBER                  OUTSTANDING SHARES
                  SHAREHOLDER                                OF SHARES                   OF THE FUNDS
                  -----------                                ---------                ------------------
GLOBAL CONVERTIBLE FUND -- CLASS C

    Merrill Lynch & Co., Inc.                                  557,019                        55%
    For the Sole Benefit of its Customers
    Attn.:  Fund Admin-97HC5
    4800 Deer Lake Dr., 2nd Floor
    Jacksonville, FL  32246-6484
    (Owned of Record)

GLOBAL CONVERTIBLE FUND -- CLASS I

    Wexford Clearing Services Corp. FBO                         90,451                        66%
    John P. Calamos
    Nick P. Calamos Co-Trustees
    Calamos Financial Ser. Inc. Empl. PS Plan*
    Naperville, IL  60563-1405
    (Owned of Record)

    Security Trust Company                                      45,033                        33%
    FBO Calamos Asset Management Inc.
    401K Plan
    2390 E. Camelback Rd., Suite 240
    Phoenix, AZ  85016-3474
    (Owned of Record)

HIGH YIELD FUND -- CLASS A

    Merrill Lynch & Co., Inc.                                  158,072                        18%
    For the Sole Benefit of its Customers
    Attn.:  Fund Admin-97HC5
    4800 Deer Lake Dr., 2nd Floor
    Jacksonville, FL  32246-6484
    (Owned of Record)

    Donaldson Lufkin Jenrette Securities Corporation Inc        53,821                         6%
    P.O. Box 2052
    Jersey City, NJ  07303-2052
    (Owned of Record)

                                                                                      PERCENTAGE (%) OF
                                                              NUMBER                  OUTSTANDING SHARES
                  SHAREHOLDER                                OF SHARES                   OF THE FUNDS
                  -----------                                ---------                ------------------
HIGH YIELD FUND -- CLASS B
                                                               205,610                        66%
    Merrill Lynch & Co., Inc.
    For the Sole Benefit of its Customers
    Attn.:  Fund Admin-97HC5
    4800 Deer Lake Dr., 2nd Floor
    Jacksonville, FL  32246-6484
    (Owned of Record)

HIGH YIELD FUND -- CLASS C

    Merrill Lynch & Co., Inc.                                  440,400                        54%
    For the Sole Benefit of its Customers
    Attn.:  Fund Admin-97HC5
    4800 Deer Lake Dr., 2nd Floor
    Jacksonville, FL  32246-6484
    (Owned of Record)

HIGH YIELD FUND -- CLASS I

    Wexford Clearing Services Corp. FBO                         51,216                        62%
    John P. Calamos
    Nick P. Calamos Co-Trustees
    Calamos Financial Ser. Inc. Empl. PS Plan*
    Naperville, IL  60563-1405
    (Owned of Record)

    Security Trust Company                                      31,827                        38%
    FBO Calamos Asset Management Inc.
    401K Plan
    2390 E. Camelback Rd., Suite 240
    Phoenix, AZ  85016-3474
    (Owned of Record)

MID CAP VALUE FUND -- CLASS A

    Wexford Clearing Services Corp. FBO                         30,581                        20%
    John P. Calamos
    1111 E. Warrenville Road
    Naperville, IL  60563-1405
    (Owned of Record)

    Calamos Asset Management Inc.                               18,000                        11%
    Attention:  Corporate Accounting
    Naperville, IL  60563-1405
    (Owned of Record)

                                                                                      PERCENTAGE (%) OF
                                                              NUMBER                  OUTSTANDING SHARES
                  SHAREHOLDER                                OF SHARES                   OF THE FUNDS
                  -----------                                ---------                ------------------
    Wexford Clearing Services Corp. FBO                         10,770                         7%
    Wexford Clearing C/F
    Robert J. Hertler
    IRA Rollover DTD 01/26/96
    P.O. Box 21
    Rollins, MT  59931-0021
    (Owned Beneficially)

    Merrill Lynch & Co., Inc.                                   10,455                         7%
    For the Sole Benefit of its Customers
    Attn.:  Fund Admin-97HC5
    4800 Deer Lake Dr., 2nd Floor
    Jacksonville, FL  32246-6484
    (Owned of Record)

    Wexford Clearing Services Corp. FBO                         10,000                         6%
    Ms. Valerie Kohn
    401 E. Ontario St., Apt. 4501
    Chicago, IL  60611-6901
    (Owned Beneficially)


MID CAP VALUE FUND -- CLASS B

    US Bank NA Cust.                                             3,949                        22%
    Todd S. Moyer IRA A/C 6 Stout Dr.
    Hillsborough, NJ  08844-2260
    (Owned Beneficially)

    NFSC FEBO # X88-056928                                       2,513                        14%
    Mario Rojkind Rev. Trust 1998
    Mario A. Rojkind MD TTEE
    U/A 02/27/1998
    680 N. Lakeshore Dr., Apt. 1506
    Chicago, IL  60611-4408
    (Owned Beneficially)

    First Clearing Corporation                                   2,137                        12%
    A/C 1176-2172
    Lynn L. Apple IRA
    340 Burgundy Lane
    Newton, PA  18940-1664
    (Owned Beneficially)

                                                                                      PERCENTAGE (%) OF
                                                              NUMBER                  OUTSTANDING SHARES
                  SHAREHOLDER                                OF SHARES                   OF THE FUNDS
                  -----------                                ---------                ------------------
    Primevest Finl. Svcs. (FBO)                                  1,497                         8%
    Primevest Finl. Svcs. as Cust. for 13442033
    400 1st Street South, Suite 300
    P.O. Box 283
    St. Cloud, MN  56302-0283
    (Owned of Record)
                                                                 1,440                         8%
    NFSC FEBO # BMA-323667
    Jacqueline Kay Conarchy
    1830 Church St.
    Wauwatosa, WI  53213-2108
    (Owned Beneficially)
                                                                 1,000                         6%
    Calamos Asset Management Inc.
    Attention:  Corporate Accounting
    Naperville, IL  60563-1405
    (Owned of Record)


MID CAP VALUE FUND -- CLASS C

    Merrill Lynch & Co., Inc.                                    9,500                        47%
    For the Sole Benefit of its Customers
    Attn.:  Fund Admin-97HC5
    4800 Deer Lake Dr., 2nd Floor
    Jacksonville, FL  32246-6484
    (Owned of Record)

    Raymond James & Associates Inc.                              1,263                         6%
    FBO Miller IRA
    BIN #77697989
    880 Carillon Pwky.
    St. Petersburg, FL  33716-1100
    (Owned Beneficially)

    Raymond James & Associates Inc.                              1,235                         6%
    FBO Bierschenk Grac
    BIN #10913446
    880 Carillon Pwky.
    St. Petersburg, FL  33716-1100
    (Owned Beneficially)

                                                                                      PERCENTAGE (%) OF
                                                              NUMBER                  OUTSTANDING SHARES
                  SHAREHOLDER                                OF SHARES                   OF THE FUNDS
                  -----------                                ---------                ------------------
    Raymond James & Associates Inc.                              1,043                         5%
    FBO Mcelhenny J.
    BIN #10913489
    880 Carillon Pwky.
    St. Petersburg, FL  33716-1100
    (Owned Beneficially)

    Raymond James & Associates Inc.
    FBO Keys Arlene
    BIN #10913494
    880 Carillon Pwky.                                           1,043                         5%
    St. Petersburg, FL  33716-1100
    (Owned Beneficially)


MID CAP VALUE FUND -- CLASS I

    Wexford Clearing Services Corp. FBO                          8,239                        73%
    John P. Calamos
    Nick P. Calamos Co-Trustees
    Calamos Financial Ser. Inc. Empl. PS Plan*
    Naperville, IL  60563-1405
    (Owned of Record)

    Security Trust Company                                       2,893                        26%
    FBO Calamos Asset Management Inc.
    401K Plan
    2390 E. Camelback Rd., Suite 240
    Phoenix, AZ  85016-3474
    (Owned of Record)

------------------
* John P. Calamos and Nick P. Calamos are the trustees of the Calamos Financial Services, Inc. 401(k) Profit Sharing Plan and Trust and the Calamos Financial Services, Inc. 401(k) Employee Profit Sharing Plan and Trust. The shares owned beneficially by Mr. John Calamos include the shares owned by the Calamos Financial Services, Inc. 401(k) Profit Sharing Plan and Trust and the Calamos Financial Services, Inc. 401(k) Employee Profit Sharing Plan and Trust.

At July 3, 2002, the trustees and officers of the Trust as a group owned beneficially shares of the Funds as follows: 152,544 shares (0.36%) of Convertible Fund; 128,015 shares (0.53%) of Convertible Growth and Income Fund; 2,028 shares (0.0%) of Market Neutral Fund; 64,032 shares (0.12%) of Growth Fund; 90,451 shares (2.47%) of Global Convertible Fund; 51,216 shares (2.57%) of High Yield Fund; and 8,352 shares (3.99%) of Mid Cap Value Fund.

                          CUSTODIAN AND TRANSFER AGENT

            The Bank of New York, 48 Wall Street, New York, New York 10286, is the custodian for the assets of each Fund other than Market Neutral Fund, for whom Prudential Securities, Inc., One New York Plaza, New York, New York 10292, is the custodian. The custodian is responsible for holding all cash and securities of the Funds, directly or through a book entry system, delivering and receiving payment for securities sold by the Funds, receiving and paying for securities purchased by the Funds, collecting income from investments of the Funds and performing other duties, all as directed by authorized persons of the Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities by a Fund, payment of dividends or payment of expenses of a Fund.

            U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, serves as transfer agent and dividend paying agent for each Fund.

                              INDEPENDENT AUDITORS

            Ernst & Young LLP, Sears Tower, 233 South Wacker Drive, Chicago, Illinois 60606, audits and reports on the Funds' annual financial statements, reviews certain regulatory reports and the Funds' federal income tax returns, and performs other professional accounting, tax and advisory services when engaged to do so by the Funds.

                               GENERAL INFORMATION

SHAREHOLDER INFORMATION

            Each Fund is a series of Calamos Investment Trust (formerly named CFS Investment Trust). As of March 18, 1996 all shares of each Fund then outstanding were re-designated as Class A shares of that Fund. Under the terms of the Agreement and Declaration of Trust, the trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the trustees and the trustees may divide the shares of any series into two or more classes of shares of that series. As of the date of this Statement of Additional Information, the Trust has eight series in operation. All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights. In the future, the board of trustees may authorize the issuance of shares of additional series and additional classes of shares of any series.

            Each Fund's shares of a given class are entitled to participate pro rata in any dividends and other distributions declared by the Fund's board of trustees with respect to shares of the Fund. All shares of the Fund of a given class have equal rights in the event of liquidation of that class.

            Under Massachusetts law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust's obligations. However, the Trust's Declaration of Trust disclaims liability of the shareholders, trustees, and officers of the Trust for acts or obligations of the Funds, which are binding only on the assets and property of the Fund. The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of a Fund's assets of all losses and expenses of any Fund shareholder held personally liable for the Fund's obligations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, because it is limited to circumstances in which the disclaimer is inoperative and the Fund itself is unable to meet its obligations.

VOTING RIGHTS

            Each share has one vote and fractional shares have fractional votes. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement.

                              FINANCIAL STATEMENTS

            Audited financial statements for the Trust for the fiscal year ended March 31, 2002 are incorporated herein by reference from the Trust's annual report to shareholders.

                      APPENDIX--DESCRIPTION OF BOND RATINGS

            A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, CAM believes that the quality of debt securities in which a Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

            The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P").

MOODY'S RATINGS

            AAA--Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

            AA--Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risk appear somewhat larger than in Aaa bonds.

            A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

            BAA--Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            BA--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            CAA--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

            CA--Bonds rated Ca represent obligations that are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

S&P RATINGS

            AAA--Bonds rated AAA have the highest rating. The obligor's capacity to meet its financial commitment on the bond is extremely strong.

            AA--Bonds rated AA differ from AAA bonds only in small degree. The obligor's capacity to meet its financial commitment on the bond is very strong.

            A--Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. However, the obligor's capacity to meet its financial commitment on the bond is still strong.

            BBB--Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the bond.

            BB--B--CCC--CC AND C--Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation among such bonds and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


                                      A-2